        As filed with the Securities and Exchange Commission on October 21, 1998
                                                 Securities Act File No. 33-8398
                                        Investment Company Act File No. 811-4824


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
         Pre-Effective Amendment No.____                                     |_|
         Post-Effective Amendment No. 25 and/or                              |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|


         Amendment No. 26
                        (Check appropriate box or boxes)


                                 THE KENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 STELZER ROAD, COLUMBUS, OHIO 43219
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 470-8000

                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
                  1345 CHESTNUT STREET, PHILADELPHIA, PA 19107
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.


It is proposed that this filing will become effective:


|_| immediately upon filing pursuant to paragraph (b)
|_| on (date) pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|X| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered...............Shares of Beneficial Interest

                                   KENT FUNDS
                                 P.O. Box 182201
                            Columbus, Ohio 43218-2201
                              1-800-633-KENT (5368)

                        Prospectus dated January 4, 1999





THIS PROSPECTUS DESCRIBES THE FOLLOWING INVESTMENT PORTFOLIO (THE "FUND") OFFERED BY THE KENT FUNDS (THE "TRUST"):




KENT LARGE COMPANY GROWTH FUND seeks long-term capital appreciation by investing principally in common stock of U.S. companies with a market capitalization of at least $4.0 billion.









This Prospectus contains information that you should know before investing. Please read and retain this Prospectus for future reference. The Trust has filed a Statement of Additional Information ("SAI") dated May 1, 1998 and amended on January 4, 1999 with the Securities and Exchange Commission (the "Commission"), which, as supplemented from time to time, is incorporated by reference into this Prospectus. The Commission maintains a World Wide Web site (http://www.sec.gov) that contains the SAI and other information regarding issuers, such as the Trust, that file electronically with the Commission. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed above.





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----

HIGHLIGHTS
         What are the key facts regarding the Trust and the Fund?.........................................      3
FINANCIAL INFORMATION
         What are the Fund's fees and expenses?...........................................................      5
INVESTMENT POLICIES
         What are the Fund's investment objective and principal investments?..............................      7
         What instruments does the Fund invest in?........................................................      7
         What are the risks of investing in the Fund?.....................................................      9
PERFORMANCE
         How is the Fund's performance calculated?........................................................     11
         Where can I obtain performance data?.............................................................     11
EXPENSE INFORMATION
         What are the Fund's expenses?....................................................................     12
PURCHASES OF SHARES
         Who may want to invest in the Fund?..............................................................     13
         When can I purchase shares?......................................................................     13
         What is the minimum required investment?.........................................................     13
         How can I purchase shares?.......................................................................     13
         What price do I pay for shares?..................................................................     16
REDEMPTIONS (SALES) OF SHARES
         When can I redeem shares?........................................................................     17
         How can I redeem shares?.........................................................................     17
         What price do I receive for shares?..............................................................     18
         When will I receive redemption money?............................................................     18
STRUCTURE AND MANAGEMENT OF THE TRUST
         How is the Trust structured?.....................................................................     19
         Who manages and services the Fund?...............................................................     19
         What are my rights as a Fund shareholder?........................................................     20
DIVIDENDS, DISTRIBUTIONS AND TAXES
         When will I receive distributions from the Fund?.................................................     21
         How will distributions be made?..................................................................     21
         What are the tax implications of my investments in the Fund?.....................................     21
ADDITIONAL INFORMATION
         Where do I get additional information about my account and the Fund?.............................     23



SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, OLD KENT BANK OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. LYON STREET ASSET MANAGEMENT COMPANY, A WHOLLY-OWNED SUBSIDIARY OF OLD KENT BANK, RECEIVES FEES FROM THE FUND FOR ADVISORY SERVICES.

                                   HIGHLIGHTS

            WHAT ARE THE KEY FACTS REGARDING THE TRUST AND THE FUND?

Q:       What types of investment portfolios are offered by the Trust?

A:       The Trust is an open-end management investment company (commonly known as a mutual fund) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's Large Company Growth Fund. The Trust also offers the following investment portfolios through a separate prospectus: the Growth and Income Fund, Index Equity Fund, Small Company Growth Fund and International Growth Fund; the Income Fund, Intermediate Bond Fund and Short Term Bond Fund; the Tax-Free Income Fund, Intermediate Tax-Free Fund, the Michigan Municipal Bond Fund, and the Limited Term Tax-Free Fund; and the Money Market Fund, Government Money Market Fund and Michigan Municipal Money Market Fund. See "Fund Choices - What Investment Portfolios are Offered?"

Q:       Who advises the Fund?


A:       The Fund is managed by Lyon Street Asset Management Company ("Lyon
Street"), a wholly-owned subsidiary of Old Kent Bank ("Old Kent"), which, in turn, is a wholly-owned subsidiary of Old Kent Financial Corporation ("OKFC"). OKFC is a financial services company with total assets as of October 1, 1998 of approximately $15.4 billion. See "Structure and Management of the Trust - Who Manages and Services the Fund?"


Q:       What advantages does the Trust offer?

A:       The Trust offers investors the opportunity to invest in a variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Trust also offers the economic advantages of block trading in portfolio securities and the availability of a family of fourteen mutual funds should your investment goals change.

Q:       How does someone buy and redeem shares?

A:       The Fund is distributed by BISYS Fund Services ("BISYS" or the
"Distributor") and is sold in two classes: Investment Shares and Institutional Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with the Distributor, or by completing an application and mailing it directly to the Trust with a check, payable to the Fund, for $1,000 or more, or $100 or more for Individual Retirement Accounts ("IRAs"). Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000. The Trust may waive the minimum purchase requirements in certain instances. See "Purchases of Shares." For information on how to redeem your shares, see "Redemptions (Sales) of Shares."

Q:       When are dividends paid?

A:       Dividends of the Fund's net investment income are declared and paid monthly. Net realized capital gains of the Fund are distributed at least annually. See "Dividends, Distributions and Taxes."

Q:       What shareholder privileges are offered by the Trust?

A:       Investors may exchange shares of the Fund having a value of at least
$100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. In addition, the Trust offers traditional IRAs, Roth IRAs and Education IRAs, which can be established by contacting the Trust's Distributor. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares - How Can I Purchase Shares?"

Q: What are the potential risks presented by the Fund's investment practices?

A:       Investing in the Fund involves the risks common to any investment in securities. The net asset value ("NAV") of Fund shares will fluctuate with changes in the market value of the Fund's portfolio securities. The Fund will invest principally in common stocks, which have historically presented greater potential for capital appreciation over the long term than fixed income securities, but do not provide the same assurance of income. Common stocks are subject to greater fluctuations in value, and may decline in value for extended periods. The Fund may also invest in foreign securities, which may be subject to certain risks in addition to those inherent in U.S. investments, including the possible imposition of exchange control regulation, freezes on convertibility of currency and adverse changes in foreign currency exchange rates. The Fund may also invest up to 15% of its net assets in illiquid securities.

For a complete description of the risks associated with an investment in the Fund, see "Fund Choices - What Instruments does the Fund Invest In?" and " - What are the Risks of Investing in the Fund?"

                              FINANCIAL INFORMATION

                     WHAT ARE THE FUND'S FEES AND EXPENSES?

The purpose of the following table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Expense Information" for more information regarding such costs and expenses.


                                           Investment   Institutional
                                             Shares        Shares
                                           --------------------------

SHAREHOLDER TRANSACTION
  EXPENSES
Maximum Sales Charge on
  Purchases                                   None         None
ANNUAL FUND OPERATING
   EXPENSES (as a percentage
   of average net assets)1
Management Fees                              0.70%         0.70%
   (after fee waivers)2
12b-1 Fees3                                  0.25%         None
Other Expenses
   (after fee waivers)2                      0.29%         0.29%

TOTAL FUND OPERATING
   EXPENSES
   (after fee waivers)2                      1.24%         0.99%

[FN]
-----------------------------------
1 The expense ratios are estimates for the Fund's fiscal year ending December 31, 1999, after giving effect to waivers of expenses by the Trust's administrator. Sweep, trustee, agency, custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Fund are not reflected in the fee table.

2 A voluntary waiver of a portion of the Fund's administration fee has been reflected. Absent such waiver, Other Expenses and Total Fund Operating Expenses would be 0.30% and 1.25%, respectively, for Investment Shares and 0.30% and 1.00%, respectively, for Institutional Shares.

3 As a result of the payment of 12b-1 fees, long-term Investment class shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(i) 5% annual return and (ii) redemption at the end of each period:


                                 Investment          Institutional
                                   Shares               Shares
                                 ---------------------------------


One Year After Purchase               $13                  $10
Three Years After Purchase            $39                  $32

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR EXPENSES. ACTUAL INVESTMENT RETURN AND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                               INVESTMENT POLICIES

       WHAT ARE THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS?

OBJECTIVE: The Fund seeks long-term capital appreciation by investing principally in common stock of U.S. companies with a market capitalization of at least $4.0 billion.

PRINCIPAL INVESTMENTS: Under ordinary circumstances, the Fund intends to invest at least 65% of its total assets in equity securities of U.S. companies with a market capitalization of at least $4.0 billion which are listed on the New York Stock Exchange or the American Stock Exchange or are traded over the counter. The Fund intends to invest in securities of companies which Lyon Street believes have potential for above-average growth and which may potentially provide a return greater than that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Fund may also invest in foreign securities and American Depository Receipts.

                    WHAT INSTRUMENTS DOES THE FUND INVEST IN?

The Fund may also invest in the securities and use the investment techniques described below. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.

The Fund may purchase U.S. GOVERNMENT OBLIGATIONS, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. During the term of the agreement, the seller is required to set aside collateral equal to the price it has to pay to repurchase the securities. This is intended to ensure that the Fund will receive the purchase price at the time it is due, but if the seller defaults or declares bankruptcy, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Fund will not enter into repurchase agreements with Lyon Street or its affiliates. Repurchase Agreements are considered to be loans under the 1940 Act.

The Fund may also borrow money for temporary or emergency purposes by entering into REVERSE REPURCHASE Agreements. Under these agreements, the Fund sells portfolio securities to financial institutions and agrees to buy them back at an agreed upon time and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse Repurchase Agreements are considered to be borrowings under the 1940 Act.

The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities. The borrower must set aside cash or liquid assets equal to the value of the securities borrowed at all times during the term of the loan. Loans will not exceed one-third of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower becomes insolvent or declares bankruptcy.

The Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. When Lyon Street determines that market conditions are appropriate, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. If the Fund is investing defensively, it will not be pursuing its investment objective.

The Fund may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Fund will bear a portion of the expenses of any investment company whose shares it purchases, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

The Fund may agree to purchase securities on a "WHEN ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment or delivery taking place at a future date, sometimes a month or more after the date of the agreement. The value of the securities may change between the time the price is set and the time the price is paid. The Fund does not intend to purchase securities for future delivery for speculative purposes.

The Fund may buy OPTIONS giving it the right to require a buyer to buy securities held by the Fund (put options) or buy options giving it the right to require a seller to sell securities to the Fund (call options) during a set time period at a set price. The Fund may also sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer (put options) and options giving a buyer the right to require the Fund to sell securities to the buyer (call options). These options may relate to stock indices and individual securities. These options will be used only for hedging purposes; that is, to try to reduce potential losses to the Fund due to currency or market value fluctuations or other factors. Buying and selling options is a specialized investment technique which entails greater than ordinary investment risk. The Fund will not purchase put or call options where the aggregate premiums on outstanding options exceed 5% of the Fund's net assets and will not write options on more than 25% of the value of its net assets.

The Fund may also purchase FUTURES CONTRACTS, which are contracts in which the Fund agrees, at maturity, to take or make delivery of certain securities, other financial instruments or the cash value of a specified index. The Fund may also purchase and sell put and call options on futures contracts traded on an exchange or board of trade. Futures may be used for hedging purposes or to provide liquid assets. The Fund will not enter into a futures contract unless immediately after any such transaction the aggregate amount of margin deposits on its existing futures positions plus premiums paid for related options is less than 5% of the Fund's net assets.

The Fund may purchase AMERICAN DEPOSITORY RECEIPTS, which are receipts, usually issued by a U.S. bank or trust company, which represent ownership of underlying foreign securities held on deposit. Many of the risks associated with foreign securities may also apply to ADRs. The Fund may also purchase WARRANTS, which are rights to purchase securities at a specific price over a specific period of time.

The Fund also has in place various investment restrictions. Certain of these investment restrictions have been designated as "fundamental," which means that they cannot be changed for the Fund without the approval of a "majority" (as defined in the SAI) of the Fund's outstanding shares. Other investment restrictions have been designated as "non-fundamental" and may be changed by the Trust's Board of Trustees without shareholder approval. Some of these fundamental and non-fundamental restrictions are set forth below. The first two restrictions are fundamental. The third restriction is non-fundamental. A complete list of investment restrictions for the Fund is contained in the SAI.

1. With respect to 75% of the Fund's total assets, the Fund cannot invest more than 5% of its total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, the Fund cannot invest more than 25% of its total assets in a single industry.

2. The Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made.

3. The Fund may not invest more than 15% of its net assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits the Fund's ability to sell the securities.

The Fund's investment objective is considered "non-fundamental" and, therefore, may be changed without the approval of the Fund's shareholders. Unless expressly identified as "fundamental," the other investment policies described in the prospectus are also considered "non-fundamental" and may be changed by the Trust's Board of Trustees without shareholder approval.

                  WHAT ARE THE RISKS OF INVESTING IN THE FUND?

                                     GENERAL

By itself, no mutual fund portfolio constitutes a balanced investment program. There is no guarantee that any mutual fund will achieve its investment objective since there is uncertainty in every investment. When you sell your shares in the Fund, they may be worth more or less than the amount you paid.

Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio containing many different stocks; however, such diversification does not eliminate risk. Because the Fund invests mostly in stocks, rises and falls in the stock market in general, as well as the particular stocks held by the Fund, can affect the Fund's performance. The net asset value of the Fund will change daily and you might not recoup the amount you invest. The Fund is not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions.

                               FOREIGN SECURITIES

Foreign securities markets, and especially those of developing countries, generally are not as developed or efficient as those in the United States. Investment in securities of foreign issuers, whether made directly or indirectly, involve inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies, and the possibility of adverse changes in investment or exchange control regulations. Foreign securities may also be less liquid and more volatile than securities of comparable U.S. issuers.

Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies.

                            USE OF INVESTMENT METHODS

The investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

                                 YEAR 2000 RISKS

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Lyon Street and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has been informed that Lyon Street and the Fund's other service providers have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 Problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-Year 2000 complaint systems upon which the Fund is dependent may result in errors and account maintenance failures. The Fund has no reason to believe that (1) the Year 2000 plans of Lyon Street and the Fund's other service providers will not be completed by December, 1999, or (2) the costs currently associated with the implementation of their plans will have a material adverse impact on the business, operations or financial condition of the Fund or its service providers.

In addition, the Year 2000 Problem may adversely affect the companies in which the Fund invests. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors.

Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 Problem by the Fund's service providers are unknown to the Fund at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Fund or its service providers. The Fund and Lyon Street will continue to monitor developments relating to this issue, including the development of contingency plans for providing back-up computer services in the event of a systems failure.



                                   PERFORMANCE

                    HOW IS THE FUND'S PERFORMANCE CALCULATED?

Performance is calculated separately for Investment Shares and Institutional Shares. There are different ways in which the Fund can calculate and report performance.

CUMULATIVE TOTAL RETURN is the percentage change in the value of an amount invested in the Fund over a stated period of time and takes into account reinvested dividends. Although cumulative total return most closely reflects the actual performance of the Fund, a shareholder who opts to receive dividends in cash will have a different return than the reported performance. AVERAGE ANNUAL TOTAL RETURN refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of such amount, taking into account reinvested dividends.

You should be aware that (i) past performance does not indicate how the Fund will perform in the future and (ii) the Fund's return and net asset value will fluctuate, so you cannot necessarily use the Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield. Investment Shares generally have higher fees and expenses than Institutional Shares, so the total return and yield of Investment Shares will be generally lower than that of Institutional Shares.

The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its total return to indices such as the S&P 500. These indices show the value of selected portfolios of securities (assuming reinvestment of dividends and interest payments) which are not managed by a portfolio manager. The Fund may also report how it is performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      WHERE CAN I OBTAIN PERFORMANCE DATA?

The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Trust's annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

                               EXPENSE INFORMATION

                          WHAT ARE THE FUND'S EXPENSES?

A pro rata portion of certain expenses of the Trust are allocated to the Fund and to each class of shares and will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.

TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. BISYS is entitled to receive, for its administration services, an annual fee equal to 0.185% of the aggregate net assets of the Trust up to $5 billion; 0.165% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.135% of the Trust's aggregate net assets over $7.5 billion; provided, however, that such annual fee shall be subject to an annual minimum of $45,000 per fund that is applicable to certain funds of the Trust, including the Fund.

FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Lyon Street, the Trust's investment adviser, is entitled to receive from the Fund an annual advisory fee of 0.70%, calculated daily and paid monthly, based on the Fund's average daily net assets. Lyon Street may rebate advisory fees to certain institutional customers in accordance with Federal and state law.

CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Trust's Distribution Plan. The Distribution Plan provides that the Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Fund's shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Fund would find another organization to provide such services and no shareholder should suffer any financial loss. The Fund does not reimburse the Distributor for any distribution expenses in excess of the payments received by the Distributor under the Distribution Plan or for its overhead expenses.

                               PURCHASES OF SHARES

                       WHO MAY WANT TO INVEST IN THE FUND?

Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts.

The Fund is designed for investors who desire potentially high capital appreciation with moderate to low income and who can accept short-term fluctuations in the market in exchange for potentially greater returns over the long term. Investors who have a short time horizon for their investments may wish to invest in other portfolios of the Trust which are designed for short-term investors.

                           WHEN CAN I PURCHASE SHARES?

Shares can be purchased on any day that both the NYSE and Bankers Trust Company, the Fund's custodian (the "Custodian"), are open for business. Currently one or both of these institutions are closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day (observed).

                    WHAT IS THE MINIMUM REQUIRED INVESTMENT?

An investor must initially invest at least $1,000 ($100 for IRAs) in Investment Shares and at least $100,000 in Institutional Shares. Subsequent investments may be made in any amount. The investment minimums may be waived for purchases by employees of Lyon Street and Old Kent, participants in tax-sheltered plans and certain qualified retirement accounts.

                           HOW CAN I PURCHASE SHARES?

                                INVESTMENT SHARES

For your convenience, the Fund offers a wide variety of methods to purchase Investment Shares.

         THROUGH A BROKER. Any broker authorized by the Distributor can sell you Investment Shares of the Fund. Please note that such brokers may charge you fees for their services.

         BY MAIL. You may open an account by mailing a completed application and a check (payable to the Fund) to: KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

         BY TELEPHONE. You may call 1-800-633-KENT (5368) to open an account and electronically transfer money to the account, followed by a completed application.

         BY CHECK. Subsequent purchases of Investment Shares can be made by mailing a check to the address listed above.

         BY FEDERAL FUNDS WIRE. Subsequent purchases of Investment Shares can be made via a federal funds wire. You should call 1-800-633-KENT (5368) for complete wire instructions. You should be aware that banks may charge fees for sending wires. The Distributor has the right to charge fees for receiving wires, although it does not currently do so.

         THROUGH AN AUTOMATED CLEARING HOUSE. Subsequent purchases of Investment Shares can be made via Automated Clearing House. Call 1-800-633-KENT
         (5368) to request the forms necessary to establish Automated Clearing House purchases.

         THROUGH AN AUTOMATIC INVESTMENT PLAN.
         1.       Call 1-800-633-KENT (5368) to establish an Automatic
                  Investment Plan.
         2.       Invest at least $1,000 in an Investment Share account.
         3. On the fifth day of each month, your checking account will be debited (minimum of $50) and Investment Shares will be purchased and held in your account.

         To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT (5368), or write to: KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 at least five days before a scheduled investment.

         THROUGH DIRECT DEPOSIT. You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks. Call 1-800-633-KENT (5368) to receive the necessary form.

         THROUGH A TAX-SHELTERED PLAN. Investment Shares of the Fund may be purchased through IRAs and Rollover IRAs, which are available through the Trust. For details and application forms, call 1-800-633-KENT
         (5368) or write to: KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

                              INSTITUTIONAL SHARES

You can purchase Institutional Shares by taking the following steps:

1. To open an account, call 1-800-633-KENT (5368) to obtain an account or wire identification number and to place a purchase order.

2. Wire federal funds no later than the day after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until the Trust receives the purchase proceeds and (ii) banks may charge for wiring federal funds to the Trust. You may obtain information on how to wire funds from any national bank and certain state banks.

                               EXCHANGE PRIVILEGE

You may acquire Investment or Institutional Shares of any other investment portfolio of the Trust (the "new fund") by exchanging shares of the Fund (the "old fund") for shares of the new fund. Shares of the new fund will be of the same class as the shares of the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are redeemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?" To effect an exchange:


1. Call 1-800-633-KENT (5368) or write to: KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201 to obtain a prospectus for the new fund prior to the exchange.

2. Call or write as indicated in 1 above to place an order to exchange shares. Purchases of shares of a new fund must meet the minimum purchase requirement of that fund. All exchanges will be effected based on the relative net asset value next determined after the exchange order is received.

3. If a shareholder does not have an account with the new fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the Trust to change the option.

IMPORTANT INFORMATION ABOUT EXCHANGES. IF SHARES OF THE FUND ARE PURCHASED BY CHECK, SUCH SHARES CANNOT BE EXCHANGED UNTIL SUCH CHECK HAS BEEN COLLECTED. THIS COULD TAKE 10 DAYS OR MORE. THE TRUST MAY DISALLOW EXCHANGES OF SHARES IF A SHAREHOLDER HAS MADE MORE THAN FIVE EXCHANGES BETWEEN INVESTMENT PORTFOLIOS OFFERED BY THE TRUST IN A YEAR, OR MORE THAN THREE EXCHANGES IN A CALENDAR QUARTER. ALTHOUGH UNLIKELY, THE TRUST MAY REJECT ANY EXCHANGES OR CHANGE OR TERMINATE RIGHTS TO EXCHANGE SHARES. THE EXCHANGE PRIVILEGE IS AVAILABLE ONLY IN STATES WHERE SHARES OF THE NEW FUND MAY BE SOLD.

In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned. Institutional Shares of the Fund may be exchanged for Investment Shares of the Fund when the Institutional Shares are distributed to the underlying beneficial owners of trust accounts, 401(k) plans and other fiduciary or agency accounts.

Investors should note that the Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. The Distributor may require additional documents prior to accepting a purchase, redemption or exchange.

                         WHAT PRICE DO I PAY FOR SHARES?

Shares are sold at the "net asset value next determined" by the Fund. This term is explained below. You should be aware that broker-dealers (other than the Fund's Distributor) may charge investors additional fees if shares are purchased through them.

NET ASSET VALUE ("NAV"). Except in certain limited circumstances, at 4:00 p.m. Eastern Time on each day the NYSE is open for trading, the Fund determines its NAV. NAV is calculated separately for the Investment Shares and Institutional Shares of the Fund. The "net asset value next determined" is the NAV calculated at 4:00 p.m. Eastern Time on the day a purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m. Eastern Time, and is the net asset value calculated at 4:00 p.m. Eastern Time on the next business day, if the purchase order is received after 4:00 p.m. Eastern Time. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding.

When market quotations are readily available, the Fund's assets are valued at market value. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. All other assets are valued at fair value as determined by or under the direction of the Board of Trustees. The Fund may use pricing services to help determine the value of securities.

                          REDEMPTIONS (SALES) OF SHARES

                            WHEN CAN I REDEEM SHARES?

You can redeem shares on any day that both the NYSE and the Custodian are open for business. Shares will not be redeemed by the Fund unless all required documents have been received by the Trust. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.

                            HOW CAN I REDEEM SHARES?

                                INVESTMENT SHARES

Investment Shares may be redeemed in several ways.

         BY MAIL. You may mail your redemption notice to: KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201. The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Trust together with the written redemption notice.

IMPORTANT INFORMATION REGARDING STOCK CERTIFICATES AND REDEMPTION NOTICES FOR INVESTMENT SHARES. SIGNATURES ON ALL REDEMPTION NOTICES AND STOCK CERTIFICATES MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A U.S. COMMERCIAL BANK OR TRUST COMPANY OR OTHER ENTITY APPROVED BY THE TRUST, UNLESS THE AMOUNT REDEEMED IS LESS THAN $50,000 AND THE ACCOUNT ADDRESS HAS BEEN THE SAME FOR AT LEAST 90 DAYS. THE TRUST CAN CHANGE THE ABOVE REQUIREMENTS OR REQUIRE ADDITIONAL DOCUMENTS AT ANY TIME.

         BY TELEPHONE. You can redeem up to $50,000 worth of Investment Shares by calling 1-800-633-KENT (5368). If the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account application.

         THROUGH A BROKER. Investment Shares can be redeemed through a broker. The broker should send the redemption notice and any other required documents to the Trust, which will send the proceeds to the broker or directly to you, at your option. The Trust does not charge a fee for this service, but the broker might.

         THROUGH AN AUTOMATIC WITHDRAWAL PLAN. Under the Plan, a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on your account application.

                              INSTITUTIONAL SHARES

You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Fund at 1-800-633-KENT (5368) and request the appropriate form.

                         GENERAL REDEMPTION INFORMATION

DURING PERIODS OF UNUSUAL MARKET ACTIVITY IT MAY BE DIFFICULT TO REACH THE TRUST BY TELEPHONE. IN SUCH CASES, SHAREHOLDERS SHOULD FOLLOW THE PROCEDURES FOR REDEEMING BY MAIL OR THROUGH A BROKER. NEITHER THE TRUST NOR ANY OF ITS SERVICE PROVIDERS WILL BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNLESS IT ACTS WITH WILLFUL MISFEASANCE, BAD FAITH OR GROSS NEGLIGENCE. IN THIS REGARD THE TRUST AND ITS TRANSFER AGENT WILL EMPLOY PROCEDURES DESIGNED TO PROVIDE REASONABLE ASSURANCE THAT INSTRUCTIONS BY TELEPHONE ARE GENUINE. SUCH PROCEDURES WILL INCLUDE THE REQUIREMENT THAT PERSONAL IDENTIFICATION BE PROVIDED BEFORE ACCEPTING A TELEPHONE REDEMPTION.

THE FUND RESERVES THE RIGHT TO REDEEM AN ACCOUNT IF ITS VALUE FALLS BELOW $1,000 ($100 FOR IRA ACCOUNTS) FOR INVESTMENT SHARES AND $100,000 FOR INSTITUTIONAL SHARES AS A RESULT OF REDEMPTIONS OR EXCHANGES (BUT NOT AS A RESULT OF A DECLINE IN NET ASSET VALUE). A SHAREHOLDER WILL BE NOTIFIED IN WRITING AND ALLOWED 60 DAYS TO INCREASE THE VALUE OF THE ACCOUNT TO THE MINIMUM INVESTMENT LEVEL.

                       WHAT PRICE DO I RECEIVE FOR SHARES?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares - What Price Do I Pay for Shares?" for an explanation of how the NAV next determined is calculated.

                      WHEN WILL I RECEIVE REDEMPTION MONEY?

Redemption proceeds are typically sent to shareholders within seven business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 10 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

                      STRUCTURE AND MANAGEMENT OF THE TRUST

                          HOW IS THE TRUST STRUCTURED?

The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Fund's Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has fifteen portfolios, each of which offers two classes of shares.

                       WHO MANAGES AND SERVICES THE FUND?


INVESTMENT ADVISER. The Fund is advised by Lyon Street, a wholly-owned subsidiary of Old Kent. Effective as of March 2, 1998, Lyon Street assumed the investment advisory responsibilities for each of the Trust's investment portfolios from the Investment Management Group of Old Kent ("IMG"). This change did not involve a change in control or management of the investment adviser or a change in the Trust's portfolio managers. Lyon Street maintains offices at 111 Lyon Street, N.W., Grand Rapids, Michigan 49503. Old Kent is a wholly-owned subsidiary of Old Kent Financial Corporation, which is a financial services company with total assets as of October 1, 1998 of approximately $15.4 billion. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.


Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Joseph T. Keating, President and Chief Investment Officer at Lyon Street, is responsible for developing and implementing the Fund's investment policies. Mr. Keating has over twenty-one years of investment experience, including ten years with IMG. Allan J. Meyers, CFA, Director of Active Equity Management at Lyon Street, is co-portfolio manager for the Large Company Growth Fund. Mr. Meyers has over twenty-two years of investment experience, including thirteen years with IMG. Mr. Meyers has been co-portfolio manager for the Fund since its inception. Robert Cummisford, CFA, is the other co-portfolio manager for the Large Company Growth Fund. Mr. Cummisford has over five years of investment experience, including over one year with IMG. Prior to joining Old Kent, he was Senior Consultant with Ibbotson Associates. Mr. Cummisford has been co-portfolio manager for the Fund since its inception.

Lyon Street selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. Lyon Street may consider as a factor the number of shares of the Fund sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates, subject to any limitations imposed by applicable securities laws and regulations.

ADMINISTRATOR. BISYS provides management and administrative services to the Fund, including providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Fund. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.

Old Kent provides certain administrative services to the Fund pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of the Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Fund.

DISTRIBUTOR. BISYS is also the distributor of the Fund's shares. BISYS may, from time to time, provide promotional incentives to certain dealers. BISYS may provide written information to dealers with whom it has dealer agreements that relate to sales activities of such dealers. In addition, BISYS may similarly provide financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.

                    WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?

As a shareholder of the Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Trust will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole, the Fund and your particular class of shares, and not on matters only affecting other investment portfolios or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of the Fund, however, the Trust has committed to reimburse the shareholder in full from its assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

The Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. The Fund will declare and pay dividends monthly. The Fund will distribute realized long-term capital gains, if any, at least once a year.

You should be aware that each time a distribution is made from the Fund, the Fund's net asset value is reduced by the amount of the distribution. Therefore, if you buy shares just before a distribution is made, you will pay full price for the shares and then receive a portion of the price back as a taxable distribution.

                         HOW WILL DISTRIBUTIONS BE MADE?

Dividend and capital gains distributions will be paid in additional shares of the Fund. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT (5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account. Shareholders in IRA accounts and participants in certain tax-qualified plans cannot receive distributions in cash.

          WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

Because the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), it generally will not be required to pay Federal income taxes on its income and capital gains. Dividends of investment company income by the Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. In general, the Fund's investment company taxable income will be its taxable income (including interest and short-term capital gains, if any) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Capital gains distributions will be taxed to you as long-term capital gains (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or in additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the Fund from domestic corporations for the year. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared.

When you redeem, transfer or exchange shares of the Fund, you may have a taxable gain or loss depending on whether the price you receive for the shares is higher or lower than your tax basis in the shares. If you hold shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term capital loss to the extent of the earlier distribution.

You will receive from the Fund shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.

Dividends and certain interest income from foreign securities earned by the Fund may be subject to foreign withholding or other taxes. You should note that in certain cases (i) the Fund will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.

THIS SECTION CONTAINS A BRIEF SUMMARY OF THE TAX IMPLICATIONS OF OWNERSHIP OF THE FUND'S SHARES. A LENGTHIER DESCRIPTION OF TAXES IS CONTAINED IN THE SAI. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING THE IMPACT OF OWNING THE FUND'S SHARES ON YOUR OWN PERSONAL TAX SITUATION, INCLUDING THE APPLICABILITY OF ANY STATE AND LOCAL TAXES.

                             ADDITIONAL INFORMATION

      WHERE DO I GET ADDITIONAL INFORMATION ABOUT MY ACCOUNT AND THE FUND?

For more information, call 1-800-633-KENT (5368) or write to the Fund at: KENT FUNDS, P.O. Box 182201, Columbus, Ohio 43218-2201.

EXCEPT AS OTHERWISE STATED IN THIS PROSPECTUS OR REQUIRED BY LAW, THE TRUST RESERVES THE RIGHT TO CHANGE THE TERMS OF ANY OFFER STATED IN THIS PROSPECTUS WITHOUT SHAREHOLDER APPROVAL, INCLUDING THE RIGHT TO CHARGE CERTAIN FEES FOR SERVICES PROVIDED. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 THE KENT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       INVESTMENT AND INSTITUTIONAL SHARES

                                       OF


                       THE KENT LARGE COMPANY GROWTH FUND
                         THE KENT GROWTH AND INCOME FUND
                           THE KENT INDEX EQUITY FUND
                       THE KENT SMALL COMPANY GROWTH FUND
                       THE KENT INTERNATIONAL GROWTH FUND
                              THE KENT INCOME FUND
                         THE KENT INTERMEDIATE BOND FUND
                         THE KENT SHORT TERM BOND FUND
                          THE KENT TAX-FREE INCOME FUND
                       THE KENT INTERMEDIATE TAX-FREE FUND
                      THE KENT MICHIGAN MUNICIPAL BOND FUND
                       THE KENT LIMITED TERM TAX-FREE FUND
                           THE KENT MONEY MARKET FUND
                      THE KENT GOVERNMENT MONEY MARKET FUND
                  THE KENT MICHIGAN MUNICIPAL MONEY MARKET FUND

                             May 1, 1998, as amended
                               on January 4, 1999

       This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the prospectus for the Investment Shares and Institutional Shares of the Kent Large Company Growth Fund, dated January 4, 1999, as amended or supplemented from time to time, and the prospectus for the Investment Shares and Institutional Shares of the other Funds set forth above, dated May 1, 1998, as amended or supplemented from time to time. A copy of each prospectus may be obtained by writing to The Kent Funds, P.O. Box 182201, Columbus, Ohio 43218-2201 or by calling 1-800-633-KENT (5368).
Capitalized terms not otherwise defined herein have the same meaning as in the prospectuses.


       SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, OLD KENT BANK OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET ASSET VALUE PER SHARE OF $1.00 ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

                                TABLE OF CONTENTS

The Trust.....................................................................3
Investment Policies...........................................................3
Investment Restrictions......................................................20
Securities Transactions......................................................23
Valuation Of Securities......................................................25
Trustees And Officers........................................................27
Expenses.....................................................................29
Investment Adviser...........................................................29
Administrator................................................................32
Distributor..................................................................33
Transfer Agent...............................................................33
Custodian, Auditors And Counsel..............................................33
Distribution Plan............................................................34
Additional Purchase And Redemption Information...............................35
Dividends And Taxes..........................................................36
Declaration Of Trust.........................................................40
Standardized Total Return And Yield Quotations...............................41
Advertising Information......................................................47
Financial Statements.........................................................48
Additional Information.......................................................48
Appendix A..................................................................A-1
Appendix B..................................................................B-1
Appendix C..................................................................C-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS SAI, OR IN THE PROSPECTUSES RELATED HERETO, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS SAI AND THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE TRUST

       The Kent Funds (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which was organized on May 9, 1986 as a Massachusetts business trust. The original name of the Trust was "Master Municipal Trust." The Trust changed its name to "The Kent Funds" on May 1, 1990. The Trust consists of fifteen separate investment portfolios, each of which is diversified and has a distinct investment objective and distinct investment policies (individually, a "Fund," and collectively, the "Funds"). Each of the Funds has established two classes of shares, Investment Shares and Institutional Shares. This SAI relates to the Investment and Institutional Shares of The Kent Large Company Growth Fund, The Kent Growth and Income Fund, The Kent Index Equity Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund (collectively, the "Equity Funds"), The Kent Income Fund, The Kent Intermediate Bond Fund, The Kent Short Term Bond Fund (collectively, the "Bond Funds"), The Kent Tax-Free Income Fund, The Kent Intermediate Tax-Free Fund, The Kent Michigan Municipal Bond Fund, The Kent Limited Term Tax-Free Fund (collectively, the "Municipal Bond Funds"), The Kent Money Market Fund, The Kent Government Money Market Fund, and The Kent Michigan Municipal Money Market Fund (collectively, the "Money Market Funds"). The Equity Funds, Bond Funds and Municipal Bond Funds are sometimes collectively referred to as the "Non-Money Market Funds." The Municipal Bond Funds and The Kent Michigan Municipal Money Market Fund are sometimes collectively referred to as the "Municipal Funds." Each Fund is advised by Lyon Street Asset Management Company ("Lyon Street" or the "Investment Adviser").

       Important information about the Trust and the Investment and Institutional Shares of the Funds is contained in the Funds' prospectuses. This SAI provides additional information about the Trust and the Investment and Institutional Shares of the Funds that may be of interest to some investors.

                               INVESTMENT POLICIES

       The following information supplements the description of each Fund's investment objective and policies as set forth in the prospectuses. The investment policies discussed below are applicable to all Funds unless otherwise noted, except that the Government Money Market Fund will purchase only U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements with respect to such securities and shares of registered money market investment companies that invest in such securities.

MONEY MARKET INSTRUMENTS

       To the extent described in the Funds' prospectuses, each Fund may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds and U.S. Government obligations with remaining maturities of thirteen months or less.


       Bank obligations include certificates of deposit, bankers' acceptances and time deposits, issued or supported by the credit of U.S. or foreign banks or savings institutions. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed



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time deposit to a third party, although there is no market for such deposits.
All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

       The Funds may invest a portion of their assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

       Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only when Lyon Street deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

       Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Investments by the Funds in taxable commercial paper will consist of issues that are rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by Lyon Street at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Funds. Commercial paper may include variable and floating rate instruments.

       Variable amount master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although such notes are not normally traded and there may be no secondary market in the notes, the Funds may demand payment of the principal of the instrument at any time. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Funds might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

GUARANTEED INVESTMENT CONTRACTS (The Bond Funds and Money Market Fund only)

       The Bond Funds and Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Bond Funds and Money Market Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet



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quality and credit standards established by Lyon Street pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

REPURCHASE AGREEMENTS

       Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by Lyon Street, pursuant to guidelines established by the Trust's Board of Trustees. During the term of any repurchase agreement, Lyon Street will continue to monitor the creditworthiness of the seller. The Funds will not enter into repurchase agreements with Lyon Street or its affiliates. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Repurchase agreements with deemed maturities in excess of seven days are considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments. Securities subject to repurchase agreements are held either by the Trust's custodian or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying collateral obligations. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS

       Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

VARIABLE AND FLOATING RATE INSTRUMENTS (The Bond Funds, Municipal Bond Funds and Money Market Funds only)

       The above-referenced Funds may purchase rated and unrated variable and floating rate instruments. When purchasing such instruments for the Funds, Lyon Street will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand.

       In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397




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days or less when purchased, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment. Variable and floating rate instruments purchased by the Money Market Funds may carry nominal maturities in excess of those Funds' maturity limitations if such instruments carry demand features that comply with conditions established by the Securities and Exchange Commission. In order to be purchased by a Money Market Fund, these instruments must permit a Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days' notice.

       The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

LOAN PARTICIPATION NOTES (the Money Market Fund and Michigan Municipal Money Market Fund only)

       The Money Market Fund and Michigan Municipal Money Market Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS


       To the extent as described in the Funds' prospectuses, each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.


       A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

       Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.



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       When a Fund purchases securities on a when-issued or forward commitment basis, the Trust's custodian will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued and forward commitment transactions. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its purchase commitments exceed 25% of the value of its assets. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

UNITED STATES GOVERNMENT OBLIGATIONS

       Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury bills, notes and bonds and obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Tennessee Valley Authority, Resolution Funding Corporation and Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

ZERO COUPON OBLIGATIONS (The Bond Funds and Money Market Funds only)

       The Bond Funds and Money Market Funds may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity, provided that the greater price volatility of any such zero coupon obligation is not inconsistent with the Fund's investment objective. The Funds will accrue income on such investments for tax and accounting purposes, as required, and such income must be distributed to shareholders. Because no cash is received at the time of such accruals, a Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations.

STRIPPED OBLIGATIONS (The Bond Funds and Money Market Funds only)


       To the extent described in the prospectus for the Bond Funds and Money Market Funds, such Funds may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds




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also may purchase U.S. dollar-denominated "stripped" securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

       SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

       SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

       Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal Securities." Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

       In addition, the Bond Funds and Money Market Funds may acquire other U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

       Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund.



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To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

MORTGAGE-BACKED SECURITIES (The Bond Funds and Money Market Funds only)

       The Bond Funds and Money Market Funds may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the GNMA and the FHLMC. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

       In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In calculating the average weighted maturity of each Fund, the maturity of mortgage-backed will be based on estimates of average life.

       There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

       The Bond Funds also may acquire collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real



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estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways.

       There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that Lyon Street's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

ASSET-BACKED SECURITIES (The Bond Funds and Money Market Funds only)

       The Bond Funds and Money Market Funds may purchase asset-backed securities, which are securities backed by installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

       Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

CERTAIN DERIVATIVE SECURITIES (The Bond Funds and Municipal Bond Funds only)


       The Bond Funds and Municipal Bond Funds may invest in structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Such Funds also may hold derivative instruments that have interest rates that reset inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. On the other hand, the embedded option features of other derivative instruments could limit the amount of appreciation a Fund can realize on its investment, could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or




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

for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases it may be difficult to determine the fair value of a structured or derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. With respect to purportedly tax-exempt derivative securities, in many cases the Internal Revenue Service has not ruled on whether the interest received on such securities is in fact free from Federal income taxes. Purchases of such securities by the Municipal Bond Funds are therefore based on the opinion of counsel to the sponsors of the security.

MUNICIPAL OBLIGATIONS (The Municipal Funds only)

       The two principal classifications of municipal obligations which may be held by the Municipal Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds (e.g., bonds issued by industrial development authorities) are issued by or on behalf of public authorities to finance various privately-operated facilities. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Additionally, the principal and interest on these obligations may or may not be payable from the general revenue of the users of the facilities involved. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. The Funds may also purchase "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

       Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax and, in the case of Michigan municipal obligations, Michigan state personal income tax, are rendered by counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Lyon Street. Neither the Trust nor Lyon Street will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

       An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

       From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the Federal income tax status of interest on municipal obligations or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations and a Fund's liquidity and value. In such an event the Board of Trustees would reevaluate the Funds' investment objectives and policies and consider changes in their structure or possible dissolution.

       Certain of the municipal obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal obligations at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The Municipal Funds may invest more than 25% of their assets in municipal obligations covered by insurance policies.

       The Municipal Funds also may purchase municipal obligations known as "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by applicable municipal charter provisions or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may or may not provide that the certificate trustee can accelerate lease obligations upon default. If the trustee could not accelerate lease obligations upon default, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. Certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances. If a specified event occurs, a certificate is callable at par either at any interest payment date or, in some cases, at any time. As a result, certificates of participation are not as liquid or marketable as other types of municipal obligations and are generally valued at par or less than par in the open market. Municipal leases may be considered liquid, however, under guidelines established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity and proper valuation of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. Lyon Street, under the supervision of the Trust's Board of Trustees, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

STANDBY COMMITMENTS (The Municipal Funds only)

       The Municipal Funds may enter into standby commitments with respect to municipal obligations held by them. Under a standby commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Standby commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

       The Funds expect that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a standby commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

       The Funds intend to enter into standby commitments only with dealers, banks and broker-dealers which, in Lyon Street's opinion, present minimal credit risks. The Funds will acquire standby commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Standby commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a standby commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

WARRANTS (The Equity Funds only)

       The Equity Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FOREIGN SECURITIES


       The International Growth Fund intends to invest primarily in the securities of foreign issuers. In addition, the Large Company Growth Fund and the Growth and Income Fund may invest a portion of their assets in such securities. These obligations may be issued by supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and internal banking institutions and related government agencies. As noted above, all of the Funds may invest in certain obligations of foreign banks and foreign branches of domestic banks.


       Investment in foreign securities involves special risks. The performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency increases the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

       There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. With respect to securities issued by foreign governments, such governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

       Although the Large Company Growth Fund, the Growth and the Income Fund and the International Growth Fund may invest in securities denominated in foreign currencies, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. The Funds are also subject to the possible imposition of exchange control regulations or freezes on convertibility of currencies.


       Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. Federal income tax law, they may reduce the net return to the shareholders.

AMERICAN DEPOSITORY RECEIPTS (The Equity Funds only)

       The Equity Funds can invest in American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

FOREIGN CURRENCY TRANSACTIONS (The International Growth Fund only)

       In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Growth Fund is authorized to enter into forward currency exchange contracts. A forward currency exchange contract is an obligation to purchase or sell a specific currency, or a "basket" of currencies, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Fund may also engage in cross-hedging by using forward currency exchange contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Lyon Street believes that there is a pattern of correlation between the two currencies.

       The Fund may enter into forward currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

       When Lyon Street anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

       A separate account consisting of cash, U.S. Government securities or other liquid high-grade debt securities, equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

CURRENCY SWAPS (The International Growth Fund only)

       The International Growth Fund may also enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in segregated accounts by the Trust's custodian. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and Lyon Street believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

       The Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Moody's. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

OPTIONS (The Equity, Bond and Municipal Bond Funds only)

       The above-referenced Funds may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, indices, financial instruments or foreign currencies, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

       A call option for a particular security gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Options on indices provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

       The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt securities, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

       A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

       When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

       There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

FUTURES CONTRACTS AND RELATED OPTIONS (The Equity, Bond and Municipal Bond Funds only)

       The above-referenced Funds may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix C to this SAI.

ILLIQUID AND RESTRICTED SECURITIES

       The Funds will not invest more than 15% (10% in the case of the Money Market Funds) of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days, time deposits maturing in more than seven days, currency swaps, SMBSs issued by private issuers, unlisted over-the-counter options, GICs and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that may be purchased by institutional buyers under Rule 144A are subject to this limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

       Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Lyon Street believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

       Lyon Street monitors the liquidity of restricted securities in the Funds' portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, Lyon Street will consider such factors as: (a) the frequency of trades and quotes for the security; (b) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (c) the willingness of dealers to undertake to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The use of Rule 144A transactions could have the effect of increasing the level of illiquidity in the Funds during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

       A Fund may lend its portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans will not be made by a Fund if, as a result, the aggregate of all outstanding loans of the Fund exceeds one-third of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by Lyon Street to be of good standing and when, in Lyon Street's judgment, the income to be earned from the loan justifies the attendant risks.

       Collateral for loans of portfolio securities made by a Fund may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable bank letters of credit or any other liquid high-grade short-term instrument approved for use as collateral by the Securities and Exchange Commission (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.


CONVERTIBLE SECURITIES (The Large Company Growth Fund, The Growth and Income Fund and the Bond Funds only)


       Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

       In selecting convertible securities, Lyon Street will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Funds' portfolios as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

       The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

INVESTMENT COMPANIES

         The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to shareholders of a Fund.

YIELDS AND RATINGS

       The yields on certain obligations, including the money market instruments in which the Funds invest, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of a nationally recognized statistical rating organization (an "NRSRO") represent its opinion as to the quality of the obligations it undertakes to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

       After its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Lyon Street will consider such an event in determining whether the Fund should continue to hold the security. For a description of applicable securities ratings, see Appendix A.

CALCULATION OF PORTFOLIO TURNOVER RATE

       The Funds will not normally engage in the trading of securities for short-term profits, but a Fund may sell a portfolio investment soon after it is purchased if Lyon Street believes that such a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may also result in the realization of substantial net capital gains to a Fund. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Because the Money Market Funds invest only in short-term investments, their portfolio turnover rate is expected to be zero for regulatory reporting purposes.

MISCELLANEOUS

       The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. Securities may be purchased on margin by the Funds only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Funds will not engage in selling securities short. The Non-Money Market Funds may, however, make short sales against the box. "Selling short against the box" involves selling a security that a Fund owns for delivery at a specified date in the future. The Equity Funds may acquire corporate debt securities as a consequence of distributions that are made to holders of equity securities by certain corporations. The Equity Funds do not intend to hold such debt securities for investment purposes but, rather, will liquidate their holdings in such securities at an appropriate time following receipt.

                             INVESTMENT RESTRICTIONS


         The following investment restrictions include those that have been designated as "fundamental," which may not be changed with respect to a Fund without the vote of a "majority" of the Fund's outstanding shares (as defined in "Declaration of Trust--Voting Rights"), and those that have been designated as "non-fundamental," which may be changed without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the limitation. Unless otherwise stated, each restriction applies to all Funds.

       The following investment restrictions are fundamental:


       A Fund may not:

       (1) Purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;


       (2) Borrow money, which includes entering into reverse repurchase agreements, except that a Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

       (3) Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangements with respect to the writing of options on securities, are not deemed to be a pledge of assets;

       (4) Issue senior securities; the purchase or sale of securities on a "when issued" basis, or collateral arrangements with respect to the writing of options on securities, are not deemed to be the issuance of a senior security;

       (5) Make loans, except that a Fund may purchase or hold debt securities consistent with its investment objective, lend Fund securities valued at not more than 33 1/3% of its total assets to brokers, dealers and financial institutions, and enter into repurchase agreements;

       (6) With respect to each Fund, other than the Municipal Funds, purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; except that there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

       (7) With respect to the Municipal Funds, purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities if backed solely by non-governmental users; governmental issuers of municipal bonds are not regarded as members of an industry, and the Michigan Municipal Bond Fund and the Michigan Municipal Money Market Fund may invest more than 25% of its assets in industrial development bonds;

       (8) Purchase or sell commodities or commodity contracts or real estate, except a Fund may purchase and sell securities secured by real estate and securities of companies which deal in real estate and may engage in currency or other financial futures contracts and related options transactions;

       (9) Underwrite securities of other issuers, except that a Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective; or

       (10) With respect to the Equity Funds, purchase any security (other than U.S. Government securities) of any issuer if as a result the Fund would hold more than 10% of the voting securities of the issuer.

       The following investment restrictions are "non-fundamental" and may be changed with respect to a Fund without shareholder approval:

       A Fund may not:

       (1) Purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

       (2) Invest more than 15% of its total assets (10% of total assets for the Money Market Funds) in (i) securities with legal or contractual restrictions on resale; (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements maturing in more than seven days;

       (3) Invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation except that each of the Small Company Growth Fund and the International Growth Fund may invest up to 10% of its total assets in such companies;

       (4) Make short sales of securities or maintain a short position unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; or

       (5) Invest in the securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended, or the rules promulgated thereunder.

       With respect to Non-Fundamental Investment Restriction (2), the Funds currently intend to limit investment in illiquid securities to no more than 15% (10% for the Money Market Funds) of each Fund's respective net assets. With respect to Fundamental Investment Restriction (7), examples of types of facilities using industrial development bonds purchased by the Municipal Funds include water treatment plants, educational and hospital facilities.

       In order to comply with Securities and Exchange Commission regulations relating to money market funds, the Money Market Funds will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of their total assets at the time of purchase, except for 25% of the value of their total assets which, in the case of the Michigan Municipal Money Market Fund, may be invested without regard to the 5% limit in "First Tier Securities" (as defined by the Securities and Exchange Commission), and, in the case of the Money Market Fund and the Government Money Market Fund, may be invested in First Tier Securities of any one issuer for a period of up to three business days. In addition, no Money Market Fund will engage in options or futures as provided in Fundamental Investment Restrictions (3), (4) and (8), nor will the Money Market Funds borrow money, pursuant to Fundamental Investment Restriction (2), in excess of 10% of their total assets. With respect to Fundamental Investment Restrictions (6) and (7), the Money Market Funds are permitted to invest in excess of 25% of their total assets in obligations of U.S. banks and domestic branches of foreign banks that are subject to the same regulation as U.S. banks.

                             SECURITIES TRANSACTIONS

       Lyon Street, under policies established by the Board of Trustees, selects broker-dealers to execute transactions for the Funds. It is the policy of the Trust, in effecting transactions in portfolio securities, to seek best price and execution of orders. The determination of what may constitute best price and execution in the execution of a transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund, involving both price paid or received and any commissions and other costs paid, the breadth of the market where the transaction is executed, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by Lyon Street in determining the overall reasonableness of brokerage commissions paid. In determining best price and execution and selecting brokers to execute transactions, Lyon Street may consider brokerage and research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information provided to a Fund. Lyon Street is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a Fund's transactions which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, Lyon Street determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or the overall responsibilities of Lyon Street to the Funds. Any such research and other statistical and factual information provided by brokers to a Fund or Lyon Street is considered to be in addition to and not in lieu of services required to be performed by Lyon Street under its Investment Advisory Agreement with the Trust. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Trust and other clients of Lyon Street who may indirectly benefit from the availability of such information. Similarly, the Trust may indirectly benefit from information made avail able as a result of transactions effected for such other clients.

       Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of a transaction may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Lyon Street will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of newly issued securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Each Fund may participate, if and when practicable, in group bidding for the purchase of certain securities directly from an issuer in order to take advantage of the lower purchase price available to members of such a group.

       Neither Lyon Street nor the Funds intend to place securities transactions with any particular broker-dealer or group thereof. However, the Trust's Board of Trustees has determined that each Fund may follow a policy of considering sales of the Funds' shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best price and execution described above. The policy of each Fund with respect to brokerage is and will be reviewed by the Trust's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

       Lyon Street expects that purchases and sales of securities for the Equity Funds usually will be effected through brokerage transactions for which commissions are payable. Lyon Street expects that purchases and sales of municipal bonds and other debt instruments for the Bond Funds, Municipal Bond Funds and Money Market Funds usually will be principal transactions. Municipal bonds and other debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Funds for such purchases.

       For the fiscal years ended December 31, 1995, 1996 and 1997, the following Funds paid commissions in the amounts indicated: $557,711, $478,044 and $1,400,322, respectively, for the Growth and Income Fund; $139,571, $34,687 and $235,105, respectively, for the Index Equity Fund; $1,001,650, $453,811 and $710,902, respectively, for the Small Company Growth Fund; and $192,985, $211,929 and $234,749, respectively, for the International Growth Fund. The increase in the amount of brokerage commissions paid by the Index Equity Fund and the Small Company Growth Fund is attributable to an increase in the size of each Fund and, in the case of the Small Company Growth Fund, an increase in the Fund's portfolio turnover. The Tax-Free Income Fund paid commissions in the amount of $2,500 for the fiscal year ended December 31, 1996. No other Fund paid brokerage commissions during the last three fiscal years. No Fund paid any brokerage commissions to an affiliated broker of the Trust.

       Investment decisions for each Fund are made independently by Lyon Street from those of the other Funds and investment accounts advised by Lyon Street. It may frequently develop that the same investment decision is made for more than one Fund or account. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one Fund or account. When two or more Funds or accounts are engaged in the purchase or sale of the same security, the transaction is allocated as to amount in accordance with a formula which Lyon Street believes is equitable to each Fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a particular Fund is concerned. To the extent permitted by law, Lyon Street may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or account.

       In no instances will securities held by a Fund be purchased from or sold to Lyon Street, the Trust's Distributor or any of their "affiliated persons," as defined in the 1940 Act, except as may be permitted by any applicable regulatory exemption or exemptive order.

       As of December 31, 1997, Growth and Income Fund owned equity securities of J.P. Morgan & Co. in the amount of $1,851,000, equity securities of Merrill Lynch & Co. in the amount of $2,830,000, and equity securities of Charles Schwab Corp. in the amount of $1,313,000; Index Equity Fund owned equity securities of Merrill Lynch & Co. in the amount of $1,969,000, equity securities of Charles Schwab Corp. in the amount of $900,000, and equity securities of J.P. Morgan & Co. in the amount of $1,625,000; Small Company Growth Fund owned equity securities of McDonald & Co. Investments, Inc. in the amount of $1,683,000; Income Fund owned debt securities of Lehman Brothers Holdings, Inc. in the amount of $2,231,000, and debt securities of Salomon, Inc. in the amount of $2,023,000; Intermediate Bond Fund owned debt securities of J.P. Morgan & Co. in the amount of $5,339,000, debt securities of Smith Barney Holdings, Inc. in the amount of $5,043,000; debt securities of Salomon, Inc. in the amount of $10,155,000, debt securities of Bear Stearns Co. in the amount of $5,580,000, and debt securities of Lehman Brothers, Inc. in the amount of $5,252,000; Short Term Bond Fund owned debt securities of Goldman Sachs Group, L.P. in the amount of $4,996,000, debt securities of Morgan Stanley Group, Inc. in the amount of $6,071,000, and debt securities of Salomon, Inc. in the amount of $3,770,000; and the Money Market Fund owned debt securities of J.P. Morgan & Co. in the amount of $13,999,000. As of December 31, 1997, no other Fund owned securities of the Trust's regular broker-dealers.

                             VALUATION OF SECURITIES

MONEY MARKET FUNDS


       As stated in the prospectus for the Money Market Funds, such Funds seek to maintain a net asset value of $1.00 per share and, in this connection, value their instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the Fund sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less
(more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.


       Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Money Market Funds' operations and delegating special responsibilities involving portfolio management to Lyon Street, has established procedures that are intended, taking into account current market conditions and the Funds' investment objectives, to stabilize the net asset value of each Money Market Fund, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees' procedures include periodic monitoring of the difference between the amortized cost value per share and the net asset value per share based upon available indications of market value (the "Market Value Difference"). Available indications of market value consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments.

       In the event the Market Value Difference exceeds 1/2 of 1%, the Trustees' procedures provide that the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten the dollar-weighted average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a net asset value per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences.

       The Funds limit their investments to instruments which Lyon Street has determined present minimal credit risk (pursuant to guidelines established by the Board of Trustees) and which are "Eligible Securities" as defined by Rule 2a-7. The Funds are also required to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share. Should the disposition of a security result in a dollar-weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as practicable.

       It is the normal practice of the Funds to hold securities to maturity and realize par therefor, unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Funds. In periods of declining interest rates, the indicated daily yield on shares of the Funds, computed by dividing its annualized daily income by the net asset value computed as above, may tend to be lower than similar computations made by utilizing a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield of shares at the value computed as described above may tend to be higher than a similar computation made by utilizing a method of calculation based upon market prices and estimates.

NON-MONEY MARKET FUNDS

       Current values for the Non-Money Market Funds' portfolio securities are determined as follows:

       (1) Common stock, preferred stock and other equity securities listed on the NYSE are valued on the basis of the last sale price on the exchange. In the absence of any sales, such securities are valued at the last bid price;

       (2) Common stock, preferred stock and other equity securities listed on other U.S. or foreign exchanges will be valued as described in (1) above using quotations on the exchange on which the security is primarily traded;

       (3) Common stock, preferred stock and other equity securities which are unlisted and quoted on the National Market System (NMS) are valued at the last sale price, provided a sale has occurred. In the absence of any sales, such securities are valued at the high or "inside" bid, which is the bid supplied by the National Association of Securities Dealers on its NASDAQ system for securities traded in the over-the-counter market;

       (4) Common stock, preferred stock and other equity securities which are quoted on the NASDAQ system but not listed on NMS are valued at the high or "inside" bid;

       (5) Common stock, preferred stock and other equity securities which are not listed and not quoted on the NASDAQ System and for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked prices for such securities;

       (6) Non-U.S. common stock, preferred stock and other equity securities which are not listed or are listed and subject to restrictions on sale are valued at prices supplied by a dealer selected by Lyon Street;

       (7) Bonds, debentures and other debt securities, whether or not listed on any national securities exchange, are valued at a price supplied by a pricing service or a bond dealer selected by Lyon Street;

       (8) Short-term debt securities which when purchased have maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market value and which reflects fair value as determined by the Board of Trustees;

       (9) Short-term debt securities having maturities of more than sixty days when purchased which are held on the sixtieth day prior to maturity are thereafter valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market value and which reflects fair value as determined by the Board of Trustees; and

       (10) The following are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which market quotations are not readily available, and (b) any other security for which the application of the above methods is deemed by Lyon Street not to be representative of the market value of such security.

       In valuing each Fund's assets, the Trust's fund accountant will "mark-to-market" the current value of a Fund's open futures contracts and options. For valuation purposes, quotations of securities denominated in foreign currencies are converted to into U.S. dollars at the prevailing currency exchange rate on the day of the conversion.

                              TRUSTEES AND OFFICERS

       The Trustees and officers of the Trust are listed below. The address of all the Trustees and officers is 3435 Stelzer Road, Columbus, Ohio 43219.

       JOSEPH F. DAMORE, Trustee, 45; he is President and Chief Executive Officer of Sparrow Hospital and Health System; formerly, Director and Executive Vice President, Sisters of Mercy Health Corporation.

       * WALTER B. GRIMM, Trustee, Chairman and Vice President, 52; he is Senior Vice President of Client Services for BISYS Fund Services and was formerly President of Lehigh Investments.

       JAMES F. RAINEY, Trustee, 55; he is Associate Dean for Academic Affairs in The Eli Broad Graduate School of Management at Michigan State University.


       * MICHELLE VAN DYKE, Trustee, 34; she is President of the Central Region of Old Kent Mortgage Company, a director of Old Kent Mortgage Services, and was formerly Senior Vice President of Old Kent Mortgage Company.


       RONALD F. VANSTEELAND, Trustee, 57; he is Vice President for Finance and Administration and Treasurer of Grand Valley State University, Allendale, Michigan; and Treasurer of Grand Valley State University Foundation.

       JAMES F. DUCA, II, President, 40; he is Vice President of Old Kent Financial Corporation and was formerly Vice President and Trust Counsel for Marshall & Ilsley Trust Company.

       R. JEFFREY YOUNG, Vice President and Assistant Secretary, 33; he is Vice President - Client Services for BISYS Fund Services and was formerly employed by The Heebink Group.

       MARTIN R. DEAN, Treasurer, 34; he is Vice President - Fund Administration for BISYS Fund Services and was formerly employed by KPMG Peat Marwick LLP.

       ROBERT L. TUCH, Secretary, 46; he is Vice President - Legal Services for BISYS Fund Services.

       W. BRUCE MCCONNEL, III, Assistant Secretary, 55; he is a partner in the law firm of Drinker Biddle & Reath LLP.

       ALAINA V. METZ, Assistant Secretary, 31; she is Chief Administrator of the Blue Sky Department for BISYS Fund Services and was formerly employed by Alliance Capital Management.
----------------
* This Trustee is an interested person of the Trust as defined under the 1940
  Act.


       During the fiscal year ended December 31, 1997, no officer, director or employee of the Trust's service contractors, or any of their parents or subsidiaries, received any direct remuneration from the Trust for serving as a Trustee or officer of the Trust, although BISYS and its affiliates, of which Messrs. Grimm, Young, Dean, and Tuch and Ms. Metz are also employees, receives fees from the Trust for administrative, fund accounting and transfer agency services. Lyon Street, an affiliate of Old Kent Mortgage Company, of which Ms. Van Dyke is an employee, receives advisory fees as investment adviser to the Trust. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. Each Trustee earns an annual fee of $8,000 and additional fees of $1,750 for each regular meeting attended, $1,000 for each special meeting attended and $500 for each telephonic meeting, plus reimbursement of expenses incurred as a Trustee.


       Listed below is the compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 1997. The Board of Trustees has established The Kent Funds Deferred Compensation Plan (the "Deferred Compensation Plan") pursuant to which the Trustees may elect to defer receipt of the compensation payable to them by the Trust. Under the terms of the Deferred Compensation Plan, amounts deferred by the Trustees are credited with the earnings on certain investment options which may include one or more of the Funds. Trustees receive payment of their deferred compensation and any related earnings upon ceasing to be a Trustee of the Trust. Such payment is made at the election of the Trustee, either in a lump sum or in annual installments over two to fifteen years. The Trust's obligation to pay the Trustee's deferred compensation is a general unsecured obligation.



                                                             TOTAL COMPENSATION
                                                             FROM THE TRUST AND
NAME OF PERSON                  AGGREGATE COMPENSATION       FUND COMPLEX PAID
 AND POSITION                       FROM THE TRUST              TO TRUSTEES
 ------------                       --------------              -----------

Anne T. Coughlan, Trustee*           $  4,000**                   $  4,000

Joseph F. Damore, Trustee            $ 13,000**                   $ 13,000

Walter B. Grimm, Trustee             $      0                     $      0

James F. Rainey, Trustee             $ 13,000**                   $ 13,000

Michelle Van Dyke                    $    ***                     $    ***


Ronald F. VanSteeland, Trustee       $ 13,000                     $ 13,000

----------------
*   Ms. Coughlan resigned from the Trust's Board of Trustees on May 23, 1997.
** During the fiscal year ended December 31, 1997, Mr. Damore deferred $10,000 of his compensation and Mr. Rainey deferred $6,500 of his compensation pursuant to the Deferred Compensation Plan. Ms. Coughlan received payment of all compensation (including compensation that was previously deferred pursuant to the Deferred Compensation Plan) that was due and owing to her in conjunction with her resignation from the Trust's Board of Trustees on May 23, 1997.
*** Ms. Van Dyke became a Trustee on September 21, 1998.


       As of the date hereof, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the Trust's outstanding shares.

                                    EXPENSES

       Operating expenses borne by the Funds include taxes, interest, fees and expenses of Trustees, Securities and Exchange Commission fees, state securities qualification fees, advisory fees, administration fees, charges of the Funds' custodians and shareholder services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectus for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings and any extraordinary expenses. The Funds also pay for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

                               INVESTMENT ADVISER

LYON STREET ASSET MANAGEMENT COMPANY

       Lyon Street is the investment adviser to the Funds. Effective as of March 2, 1998, Lyon Street, a wholly-owned subsidiary of Old Kent Bank
("Old Kent"), assumed the investment advisory responsibilities of Old Kent for each of the Funds on the terms and conditions stated in the prospectus. This change did not involve a change in control or management of the investment adviser or a change in the Funds' portfolio managers. As of March 31, 1998, Lyon Street managed assets of approximately $4.6 billion. The Trust is the first registered investment company for which Lyon Street has provided investment advisory services. Lyon Street is located at 111 Lyon Street, N.W., Grand Rapids, MI 49503.

       Old Kent is a Michigan banking corporation which, with its affiliates, provided commercial and retail banking and trust services through more than 200 banking offices in Michigan and Illinois as of December 31, 1997. Old Kent offers a broad range of financial services, including commercial and consumer loans, corporate and personal trust services, demand and time deposit accounts, letters of credit and international financial services.

       Old Kent is a subsidiary of Old Kent Financial Corporation, a bank holding company headquartered in Grand Rapids, Michigan, with approximately $13.8 billion in total consolidated assets as of December 31, 1997. Through offices in numerous states, Old Kent Financial Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

       Lyon Street employs an experienced staff of professional investment analysts, portfolio managers and traders and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.

INVESTMENT ADVISORY AGREEMENT

         The overall supervision and management of the Funds rests with the Trust's Board of Trustees. Pursuant to a written Investment Advisory Agreement with the Trust, dated October 12, 1990, as amended, Lyon Street furnishes to the Trust investment advice with respect to the Funds, makes all investment decisions for the Funds, and places purchase and sale orders for the Funds' securities. Lyon Street is responsible for all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments purchased or sold for the Funds, and any brokerage commissions or other transaction charges that may be associated with such purchases and sales.


         For its services to each Fund, Lyon Street is entitled to an annual fee based on the average daily net asset value of each Fund, payable monthly, at the following rates: the Large Company Growth Fund, 0.70%; the Growth and Income Fund, 0.70%; the Index Equity Fund, 0.30%; the Small Company Growth Fund, 0.70%; the International Growth Fund, 0.75%; the Income Fund, 0.60%; the Intermediate Bond Fund, 0.55%; the Short Term Bond Fund, 0.50%; the Tax-Free Income Fund, 0.55%; the Intermediate Tax-Free Fund, 0.50%; the Michigan Municipal Bond Fund, 0.45%; the Limited Term Tax-Free Fund, 0.45%; the Money Market Fund, 0.40%; the Government Money Market Fund, 0.40%; and the Michigan Municipal Money Market Fund, 0.40%. Lyon Street may rebate its advisory fees to certain of its institutional customers.


         For the fiscal years ended December 31, 1995, 1996 and 1997, Old Kent, the Trust's former investment adviser, earned the following advisory fees for each Fund: $2,427,434, $3,202,775 and $4,568,032, respectively, for the Growth and Income Fund; $834,175, $654,709 and $1,278,392, respectively, for the Index Equity Fund; $2,210,891, $3,613,394 and $4,597,213, respectively, for the Small Company Growth Fund; $1,483,705, $2,465,291 and $3,529,317, respectively, for the International Growth Fund; $4,765,284, $4,537,199 and $4,262,333,
respectively, for the Intermediate Bond Fund; $1,454,445, $1,421,272 and $857,575, respectively, for the Short Term Bond Fund; $1,582,089, $1,458,010 and $1,424,578, respectively, for the Intermediate Tax-Free Fund; $738,023, $772,339 and $563,275, respectively, for the Michigan Municipal Bond Fund; $219,989, $225,891 and $167,800, respectively, for the Limited Term Tax-Free Fund; $2,056,213, $1,747,159 and $2,092,414, respectively, for the Money Market Fund; and $590,771, $653,417 and $781,668, respectively, for the Michigan Municipal Money Market Fund. For the fiscal period ended December 31, 1995 and the fiscal years ended December 31, 1996 and December 31, 1997, Old Kent earned advisory fees of $632,086, $1,209,526 and $ 1,489,950, respectively, for the Income Fund and $442,275, $595,616 and $642,997, respectively, for the Tax-Free Income Fund. For the fiscal period ended December 31, 1997, Old Kent earned $226,041 in advisory fees for the Government Money Market Fund.

         For the fiscal year ended December 31, 1997, Old Kent waived a portion of its advisory fees for the Index Equity Fund. Net of such waivers, Old Kent received $1,158,610. For the fiscal period ended December 31, 1997, Old Kent waived a portion of its advisory fees for the Government Money Market Fund. Net of such waivers, Old Kent received $112,896. For the fiscal year ended December 31, 1995, Old Kent waived a portion of its advisory fees for the Michigan Municipal Bond Fund, Limited Term Tax-Free Fund, Money Market Fund and Michigan Municipal Money Market Fund. Net of such waivers, Old Kent received $717,968, for the Michigan Municipal Bond Fund; $199,200 for the Limited Term Tax-Free Fund; $1,903,848, for the Money Market Fund; and $535,921, for the Michigan Municipal Money Market Fund. For the fiscal period ended December 31, 1995, Old Kent waived a portion of its advisory fees for the Tax-Free Income Fund. Net of such waivers, Old Kent received $293,807.

         Under the Investment Advisory Agreement, Lyon Street's liability in connection with rendering services thereunder is limited to situations involving a breach of its fiduciary duty, its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Trustees of the Trust, including a majority of those Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, most recently approved the agreement, as amended, on May 22, 1998. The Agreement continues in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Trustees of the Trust, including the "non-interested" Trustees, or by vote of a majority of the outstanding voting shares of such Fund. The Investment Advisory Agreement will terminate automatically upon its assignment and may be terminated with respect to any Fund or Funds without penalty on 60-days' written notice at the option of either party or by a vote of the shareholders of such Fund or Funds.


SUB-ADMINISTRATION AGREEMENT

         Old Kent provides certain administrative services to the Funds pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Funds.

THE GLASS-STEAGALL ACT AND OTHER APPLICABLE LAWS

         The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting, selling or distributing securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managed agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company or any non-bank affiliate of a bank holding company from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Bank Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

         Old Kent has been advised by the Financial Institutions Bureau of the Department of Commerce of the State of Michigan, which is the bureau that regulates Michigan state chartered banks, that it is the position of that Bureau that a bank (such as Old Kent) which has been authorized to exercise full trust powers is authorized under Michigan banking laws to provide investment advice to an entity such as a mutual fund.

         Lyon Street believes it may lawfully serve as investment adviser to the Trust and perform the services for the Trust required by the Investment Advisory Agreement described in the prospectus and this SAI. However, Lyon Street's authority to serve in such capacity has not been definitively established by any state or federal law or regulation or any judicial decision or regulatory interpretation that constitutes binding authority with respect to the activities of Lyon Street. In addition, state and federal laws and regulations relating to the permissible activities of banks and bank holding companies may change and may be subject to further judicial or administrative interpretation, the result of which may be to cause Lyon Street to conclude that it would be unlawful or inadvisable to continue its relationship with the Trust. If Lyon Street discontinues its services as investment adviser to the Trust, it is expected that the Board of Trustees of the Trust would select a new investment adviser and recommend that the Trust's shareholders approve the new investment adviser so recommended.

                                  ADMINISTRATOR


         BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Administrator of the Trust under an Administration Agreement dated August 5, 1996. BISYS provides management and administrative services and, in general, supervises the operation of each Fund (other than investment advisory operations). The current term of the Administration Agreement ends on July 31, 1999. Thereafter, the agreement may be renewed for successive one-year periods.


         By the terms of the Administration Agreement, BISYS is required to provide to the Funds management and administrative services, as well as all necessary office space, equipment and clerical personnel for managing and administering the affairs of the Funds. BISYS is required to supervise the provision of custodial, auditing, valuation, bookkeeping, legal, stock transfer and dividend disbursing services and provide other management and administrative services.

         As compensation for the services and facilities provided to the Funds pursuant to the Administration Agreement, BISYS is entitled to receive an annual fee, payable monthly as one twelfth of the annual fee, based on the Trust's aggregate average daily net assets as follows: up to $5.0 billion - .185% of such assets; between $5.0 and $7.5 billion - .165% of such assets; and over $7.5 billion - .135% of such assets provided, however, that such annual fee shall be subject to an annual minimum fee of $45,000 per fund that is applicable to certain Funds of the Trust. All expenses (other than those specifically referred to as being borne by BISYS in the Administration Agreement) incurred by BISYS in connection with the operation of the Trust are borne by the Funds. To the extent that BISYS incurs any such expenses or provides certain additional services to the Trust, the Funds promptly will reimburse BISYS therefor.


         BISYS Fund Services, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's Fund Accountant pursuant to a Fund Accounting Agreement, dated August 5, 1996. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. prices each Fund's shares, calculates each Fund's net asset value, and maintains the general ledger accounting records for each Fund. For these services, BISYS Fund Services, Inc. is entitled to receive a fee computed daily at the annual rate of .015% of the Trust's average daily net assets. The current term of the Fund Accounting Agreement ends on July 31, 1999. Thereafter, the agreement may be renewed for successive one-year periods.


         For the fiscal periods ended December 31, 1995, 1996 and 1997, the Trust paid the following administration fees to BISYS and the Trust's former administrator: $693,553, $896,290 and $1,169,235, respectively, for the Growth and Income Fund; $422,784, $212,487 and $464,741, respectively, for the Index Equity Fund; $631,683, $1,011,600 and $1,176,682, respectively, for the Small Company Growth Fund; $395,655, $643,425 and $842,845, respectively, for the International Growth Fund; $1,732,831, $1,618,455 and $1,386,330, respectively, for the Intermediate Bond Fund; $581,778, $558,367 and $306,274, respectively, for the Short Term Bond Fund; $632,836, $571,869 and $509,532, respectively, for the Intermediate Tax-Free Fund; $328,010, $337,467 and $223,672, respectively, for the Michigan Municipal Bond Fund; $97,773, $95,629 and $66,670, respectively, for the Limited Term Tax-Free Fund; $772,894, $425,618 and $504,642, respectively, for the Money Market Fund; and $220,170, $159,777 and $178,917, respectively, for the Michigan Municipal Money Market Fund. For the fiscal period ended December 31, 1995 and the fiscal years ended December 31, 1996 and December 31, 1997, the Income Fund paid $210,695, $393,938 and $444,179, respectively, and the Tax-Free Income Fund paid $160,827,

$227,178 and $209,139, respectively, in administration fees. For the fiscal period ended December 31, 1997, the Government Money Market Fund paid $36,124 in administration fees.

                                   DISTRIBUTOR

         The Trust has entered into a Distribution Agreement dated August 5, 1996 with BISYS. Unless otherwise terminated, the Distribution Agreement will continue in effect from year to year if approved at least annually at a meeting called for that purpose by a majority of the Trustees and a majority of the "non-interested" Trustees, as that term is defined in the 1940 Act. Shares of the Funds are sold on a continuous basis by BISYS as agent for the Trust, and BISYS has agreed to use its best efforts to solicit orders for the sale of shares of the Funds.

         For the fiscal years ended 1995, 1996 and 1997, the Trust paid BISYS and the Trust's former distributor total underwriting commissions of $457,249, $527,141 and $55,000, respectively. This entire amount was re-allocated to broker-dealers which had selling agreements with the distributor.

                                 TRANSFER AGENT

         BISYS Fund Services, Inc. also serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, BISYS Fund Services, Inc. processes purchases and redemptions of each Fund's shares and maintains each Fund's shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account.

                         CUSTODIAN, AUDITORS AND COUNSEL

         Bankers Trust Company, 16 Wall Street, 4th Floor, New York, New York 10005 is custodian of all securities and cash of the Trust.

         KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, Certified Public Accountants, are the independent auditors for the Trust.

         Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, PA 19107, serves as counsel to the Trust.

                                DISTRIBUTION PLAN

         THIS SECTION RELATES ONLY TO THE INVESTMENT SHARES OF THE FUNDS. THE INSTITUTIONAL SHARES HAVE NOT ADOPTED A DISTRIBUTION PLAN.


         As described in the prospectuses, the Trust has adopted with respect to its Investment Shares a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. The Plan provides that the Investment Shares of a Fund may incur certain expenses which may not exceed a maximum amount equal to 0.25% (on an annualized basis) of the average daily net asset value of the Investment Shares.


         All persons authorized to direct the disposition of monies paid or payable by a Fund pursuant to the Plan or any related agreement must provide to the Trust's Board of Trustees at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made. Representatives, brokers, dealers or others receiving payments pursuant to the Plan must determine that such payments and the services provided in connection with such payments are appropriate for such persons and are not in violation of regulatory limitations applicable to such persons.

         The services under the Plan may include assistance in advertising and marketing of Investment Shares, aggregating and processing purchase, exchange and redemption requests for Investment Shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting with respect to Investment Shares.


         As required by Rule 12b-1, the Plan and the related Distribution and Servicing Agreements have been approved, and are subject to annual approval, by a majority of the Trust's Board of Trustees, and by a majority of the Trustees who are not "interested" persons of the Trust (as defined by the 1940 Act) and who have no direct or indirect interest in the operation of the Plan and the agreements related thereto ("Independent Trustees"), by a vote cast in person at a meeting called for the purpose of voting on the Plan and related agreements. The Plan was most recently approved by the Board of Trustees as a whole and by the Independent Trustees on November 19, 1998. In compliance with Rule 12b-1, the Trustees requested and evaluated information they thought necessary to an informed determination of whether the Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there was a reasonable likelihood that the Plan and the related agreements would benefit the Funds and their shareholders. The Plan may not be amended in order to increase materially the amount of distribution expenses permitted under the Plan without such amendment being approved by a majority vote of the outstanding Investment Shares of the affected Fund. The Plan may be terminated at any time by a majority vote of the Independent Trustees or by a majority vote of the outstanding Investment Shares of the affected Fund.


         While the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" has been committed to the discretion of the "non-interested" Trustees then in office.

         For the fiscal year ended December 31, 1997, the following payments were made under the Plan: Growth and Income Fund, $59,946; Index Equity Fund, $45,030; Small Company Growth Fund, $45,018; International Growth Fund, $23,388; Income Fund, $8,849; Intermediate Bond Fund, $17,259; Short Term Bond Fund, $5,481; Tax-Free Income Fund, $2,621; Intermediate Tax-Free Fund, $8,298; Michigan Municipal Bond Fund, $4,491; and Limited Term Tax-Free Fund, $463. All of such payments were made to broker-dealers and other selling and/or servicing institutions. For the current fiscal year, Investment Shares of the Growth and Income Fund, Index Equity Fund, Small Company Growth Fund, International Growth Fund, Income Fund, Intermediate Bond Fund, Tax-Free Income Fund and Intermediate Tax-Free Fund will be charged a fee pursuant to the Plan at an annual rate of 0.25% of their average Investment class net assets. For the current fiscal year, Investment Shares of the Short Term Bond Fund, Michigan Municipal Bond Fund and Limited Term Tax-Free Fund will be charged a fee pursuant to the Plan at an annual rate of 0.15% of their average Investment class net assets. The Trust does not currently intend to charge a fee under the Plan for the Money Market Funds.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         The prospectuses for the Funds describe those investors who are eligible to purchase Investment Shares and those who are eligible to purchase Institutional Shares.


         In an exchange, shares in the Fund from which an investor is withdrawing will be redeemed at the net asset value per share next determined after the exchange request is received. Shares of the Fund in which the investor is investing will also normally be purchased at the net asset value per share next determined after acceptance of the purchase order by the Trust in accordance with its customary policies for accepting investments.

         Under the 1940 Act, the Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission. (The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


         In addition to the situation described in the prospectuses under "How Can I Redeem Shares," the Trust may redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act, to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the prospectuses from time to time.


         A Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In the event shares are redeemed for securities or other property, shareholders may incur additional costs in connection with the conversion thereof to cash. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may receive less than the redemption value of their shares upon sale of the securities or property received, particularly where such securities are sold prior to maturity.

         The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

                               DIVIDENDS AND TAXES


         The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.


         The discussion of Federal income tax consequences in the prospectus and this SAI is based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL - GENERAL INFORMATION

         Each Fund will be treated as a separate corporate entity under the Code and intends to elect to qualify as a regulated investment company. In order to qualify as a regulated investment company, each Fund must comply with certain requirements in the Code. Each Fund is required to distribute annually an amount equal to at least the sum of 90% of its investment company income and 90% of its net tax-exempt interest income (the "Distribution Requirement"). Each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of any one issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund, or whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.


         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" from domestic corporations received by the Fund for the year. A dividend usually will be treated as a "qualifying dividend" if it has been received from a domestic corporation. A portion of the dividends paid by the Large Company Growth Fund, Growth and Income Fund, Index Equity Fund and Small Company Growth Fund may constitute "qualifying dividends." The other Funds, however, are not expected to pay qualifying dividends.


         Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the effective maximum marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum nominal rate of 20% for assets held more than 18 months and 28% for assets held more than 12 months but not more than 18 months. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

         The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

FEDERAL - TAX-EXEMPT INFORMATION


         As described in the prospectus for the Municipal Funds, such Funds are designed to provide investors with tax-exempt interest income. The Municipal Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Municipal Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, the Municipal Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.


         In order for the Municipal Funds to pay Federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Municipal Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by a Municipal Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Municipal Fund with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

         If a Municipal Fund holds certain so-called "private activity bonds," shareholders will be required to include as an item of tax preference for purposes of the Federal alternative minimum tax that portion of the dividends paid by the Fund derived from interest received on such bonds. In addition, corporate shareholders will have to take into account all exempt-interest dividends paid by the Municipal Funds in determining certain adjustments for the Federal alternative minimum tax and the environmental tax.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

         Special rules govern the Federal income tax treatment of certain financial instruments that may be held by the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement or the Income Requirement.

         Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Fund (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Except in the case of foreign currency contracts (which result in ordinary income or loss), 40% of any gain or loss resulting from such constructive sales is treated as short-term capital gain or loss and 60% of such gain or loss is treated as long-term capital gain or loss without regard to the period the Fund holds the Instruments (the "40-60 rule"). The amount of any gain or loss actually realized by the Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any income, gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. Losses with respect to Instruments that are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to Instruments that are part of a "mixed straddle" and are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified Instruments from the rules of
Section 1256 of the Code, including the 40-60 rule and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Fund would be allowed (in lieu of the foregoing) to elect either
(a) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (b) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

         Certain foreign currency contracts entered into by a Fund may be subject to the marking-to-market process, but gain or loss will be treated as 100% ordinary income or loss. To receive such treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of, or settlement by reference to the value of, a foreign currency of a type in which regulated futures contracts are traded; (2) the contract must be entered into at arms' length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this SAI, the Treasury Department has not issued any such regulations. Foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

         Some of the non-U.S. dollar-denominated investments held by the Growth and Income Fund and International Growth Fund, such as foreign debt securities and foreign currency contracts, may be subject to the provisions of Subpart J of the Code, which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

         A Fund may be subject to U.S. Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" from or a gain from the disposition of shares of a passive foreign investment company ("PFIC"), even if it distributes the income to its shareholders. In the alternative, a Fund may elect to recognize income or gain each year with respect to its PFIC holdings, either through making a "qualified electing fund" election for the PFIC, under which the Fund would recognize its allocable share of the PFIC's ordinary earnings and net capital gains for each year, or through electing to mark-to-market and recognize ordinary income each year with respect to any appreciation in a PFIC investment.

                              DECLARATION OF TRUST

DESCRIPTION OF SHARES

         The Trust's Restatement of Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest in one or more separate series, and the creation of one or more classes of shares within each series. Each share of a series represents an equal proportionate interest in the Trust with each other share of that series. Each series represents interests in a different investment portfolio. The Trust currently offers fourteen series of shares with two separate classes in each series -- Investment Shares and Institutional Shares. Each share of the Trust has no par value and is entitled to such dividends and distributions of the income earned on its respective series' assets as are declared at the discretion of the Trustees. Each class or series is entitled upon liquidation of such class or series to a pro rata share in the net assets of that class or series. Shareholders have no preemptive rights. When issued for payment as described in the prospectus, shares will be legally issued, fully paid and non-assessable.

         The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the portfolios of the Trust are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

SHAREHOLDER LIABILITY

         The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, there is a possibility that shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Restatement of Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking entered into or executed by the Trust or the Trustees. In addition, the Restatement of Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

VOTING RIGHTS

         Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1, or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of that investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

         The term "majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

         Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining less than 50% of the shares of the Trust voting will not be able to elect any Trustees.

         As a general matter, the Trust does not hold annual or other meetings of shareholders. At such time, however, as less than a majority of the Trustees holding office have been elected by shareholders, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from office: (1) at any time by two-thirds vote of the Trustees; or (2) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Trustees may also voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Restatement of Declaration of Trust provides that the Trustees shall not be responsible or liable for any neglect or wrongdoing of any officer, agent, employee or adviser of the Trust, provided that they have exercised reasonable care in the selection of such individuals. The Restatement of Declaration of Trust also provides that a Trustee shall be indemnified against all liabilities and expenses reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding in which said Trustee is involved by reason of being or having been a Trustee of the Trust, except with respect to any matter as to which such Trustee has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her actions were in the best interest of the Trust. Nothing in the Restatement of Declaration of Trust shall protect a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as Trustee.

                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

MONEY MARKET FUNDS

         The yields for the Investment Shares and Institutional Shares of the Money Market Funds as they may appear from time to time in advertisements will be calculated by determining the net change exclusive of capital changes (all realized and unrealized gains and losses) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, multiplying the base period return by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. The determination of net change in account value will reflect the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares and all fees charged to all shareholder accounts for each class of shares in proportion to the length of the base period and the average account size for each class. The 30-day yield for each Fund is determined similarly. Based on the foregoing formula, for the 7-day period ended December 31, 1997, the yields of the Institutional Shares of the Money Market Fund,

Government Money Market Fund and Michigan Municipal Money Market Fund were 5.31%, 5.25% and 3.53%, respectively. For the same period, the 7-day yields of the Investment Shares of the Money Market Fund, Government Money Market Fund and Michigan Municipal Money Market Fund were 5.31%, 5.13% and 3.53%, respectively. The yield figures reflect waivers of certain expenses.

         If realized and unrealized gains and losses were included in the yield calculation, the yield of a Fund might vary materially from that reported in advertisements.

         In addition to the yields for each class of shares of the Money Market Funds, the effective yields for each class may appear from time to time in advertisements. The effective yield will be calculated by compounding the unannualized base period return by adding 1 to the quotient, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent. Based on the foregoing formula, for the period ended December 31, 1997, the effective yields of the Institutional Shares of the Money Market Fund, Government Money Market Fund and Michigan Municipal Money Market Fund were 5.45%, 5.39% and 3.59%, respectively. For the same period, the effective yields of the Investment Shares of the Money Market Fund, Government Money Market Fund and Michigan Municipal Money Market Fund were 5.45%, 5.26% and 3.59%, respectively. These yield figures reflect waivers of certain expenses.

         Each Money Market Fund may also quote from time to time its total return in accordance with Securities and Exchange Commission Regulations.

NON-MONEY MARKET FUNDS

         A Fund calculates its "average annual total return" by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                     ERV 1/n
                               T = [(-------) - 1]
                                        P

         Where:         T =    average annual total return;

                      ERV =    ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                        P =    hypothetical initial payment of $1,000; and

                        n = period covered by the computation, expressed in years.

Based on the foregoing calculation, the average annual total returns for the Funds for the periods ended December 31, 1997 were as follows:

                                INVESTMENT SHARES

                                                    Inception                                             Since
                                                      Date              One Year        Five Years       Inception
                                                    ---------           --------        ----------       ---------
Growth and Income Fund                              12/01/92              23.89%            17.42%        17.23%
Index Equity Fund                                   11/25/92              32.24%            19.19%        19.20%
Small Company Growth Fund                           12/04/92              27.71%            17.02%        17.18%
International Growth Fund                           12/04/92               2.25%            10.80%        10.65%
Income Fund                                         03/17/95              10.19%               N/A         9.16%
Intermediate Bond Fund                              11/25/92               7.62%             6.08%         6.06%
Short Term Bond Fund                                12/04/92               6.26%             4.89%         4.87%
Tax-Free Income Fund                                03/31/95               8.32%               N/A         7.32%
Intermediate Tax-Free Fund                          12/18/92               6.80%             5.47%         5.50%
Michigan Municipal Bond Fund                        05/11/93               5.38%               N/A         4.22%
Limited Term Tax-Free Fund                          11/01/94               4.61%               N/A         5.20%
Money Market Fund                                   12/09/92               5.23%             4.41%         4.35%
Government Money Market Fund                        06/02/97                 N/A               N/A           N/A
Michigan Municipal Money Market Fund                12/15/92               3.31%             2.81%         2.78%

                              INSTITUTIONAL SHARES

                                                   Inception                                     Since
                                                      Date      One Year      Five Years       Inception
                                                   ---------    --------      ----------       ---------
Growth and Income Fund                              11/02/92     24.14%         17.56%            17.84%
Index Equity Fund                                   11/02/92     32.55%         19.41%            19.72%
Small Company Growth Fund                           11/02/92     27.94%         17.21%            18.54%
International Growth Fund                           12/04/92      2.54%         11.05%            10.92%
Income Fund                                         03/20/95     10.55%         N/A                9.44%
Intermediate Bond Fund                              11/02/92      7.80%          6.16%             6.21%
Short Term Bond Fund                                11/02/92      6.42%          5.00%             5.01%
Tax-Free Income Fund                                03/20/95      8.59%          N/A               7.56%
Intermediate Tax-Free Fund                          12/16/92      7.07%          5.62%             5.69%
Michigan Municipal Bond Fund                        05/03/93      5.52%           N/A              4.39%
Limited Term Tax-Free Fund                          09/01/94      4.78%           N/A              4.74%
Money Market Fund                                   12/03/90      5.23%          4.42%             4.50%
Government Money Market Fund                        06/02/97        N/A           N/A              N/A
Michigan Municipal Money Market Fund                06/03/91      3.31%          2.84%             2.92%

         A Fund calculates its "aggregate total return" by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                            ERV
Aggregate Total Return = [(-------) - 1]
                             P

Based on the foregoing calculation, the aggregate total returns for the Funds for the periods ended December 31, 1997 were as follows:

                                INVESTMENT SHARES

                                                    Inception                                                Since
                                                      Date              One Year         Five Years        Inception
                                                    ---------           --------         ----------        ---------
Growth and Income Fund                               12/01/92             23.89%            123.23%         124.54%
Index Equity Fund                                    11/25/92             32.24%            140.59%         145.05%
Small Company Growth Fund                            12/04/92             27.71%            119.39%         123.72%
International Growth Fund                            12/04/92              2.25%             67.02%          67.19%
Income Fund                                          03/17/95             10.19%                N/A          27.79%
Intermediate Bond Fund                               11/25/92              7.62%             34.33%          35.00%
Short Term Bond Fund                                 12/04/92              6.26%             26.94%          27.32%
Tax-Free Income Fund                                 03/31/95              8.32%                N/A          21.50%
Intermediate Tax-Free Fund                           12/18/92              6.80%             30.48%          31.00%
Michigan Municipal Bond Fund                         05/11/93              5.38%                N/A          21.19%
Limited Term Tax-Free Fund                           11/01/94              4.61%                N/A          17.42%
Money Market Fund                                    12/09/92              5.23%             24.09%          24.09%
Government Money Market Fund                         06/02/97                N/A                N/A           3.06%
Michigan Municipal Money Market Fund                 12/15/92              3.31%             14.88%          14.88%

                              INSTITUTIONAL SHARES

                                                     Inception                                              Since
                                                       Date               One Year        Five Years      Inception
                                                     ---------            --------        ---------       ---------
Growth & Income Fund                                 11/02/92               24.14%          124.56%        133.50%
Index Equity Fund                                    11/02/92               32.55%          142.74%        153.42%
Small Company Growth Fund                            11/02/92               27.94%          121.26%        140.85%
International Growth Fund                            12/04/92                2.54%           68.92%         69.43%
Income Fund                                          03/20/95               10.55%              N/A         28.71%
Intermediate Bond Fund                               11/02/92                7.80%           34.86%         36.55%
Short Term Bond Fund                                 11/02/92                6.42%           27.63%         28.75%
Tax-Free Income Fund                                 03/20/95                8.59%              N/A         22.58%
Intermediate Tax-Free Fund                           12/16/92                7.07%           31.43%         32.22%
Michigan Municipal Bond Fund                         05/03/93                5.52%              N/A         22.22%
Limited Term Tax-Free Fund                           09/01/94                4.78%              N/A         16.72%
Money Market Fund                                    12/03/90                5.23%           24.17%         36.55%
Government Money Market Fund                         06/02/97                  N/A              N/A          3.10%
Michigan Municipal Money Market Fund                 06/03/91                3.31%           15.02%         20.84%


         The calculations are made assuming that (a) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (b) all recurring fees charged to all shareholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

         A Fund calculates its 30-day (or one month) standard yield in accordance with the method prescribed by the Securities and Exchange Commission for mutual funds:

                                      a - b
                         Yield = 2 [ (------ + 1)6 - 1]
                                       cd

Where:

                  a =      dividends and interest earned during the period;

                  b =      expenses accrued for the period (net of
                           reimbursements);

                  c = average daily number of shares outstanding during the period entitled to receive dividends; and

                  d = net asset value per share on the last day of the period.


         Based on the foregoing calculations, for the 30-day period ended December 31, 1997, the yields for the Investment Shares of the Bond Funds and Municipal Bond Funds were as follows: Income Fund, 5.53%; Intermediate Bond Fund, 5.09%; Short Term Bond Fund, 5.21%; Tax-Free Income Fund, 3.67%; Intermediate Tax-Free Fund, 3.49%; Michigan Municipal Bond Fund, 3.85%; and Limited Term Tax-Free Fund, 3.46%. For the same period, the yields on the Institutional Shares of the Bond Funds and Municipal Bond Funds were as follows:
Income Fund, 5.79%; Intermediate Bond Fund, 5.35%; Short Term Bond Fund, 5.36%; Tax-Free Income Fund, 3.92%; Intermediate Tax-Free Fund, 3.74%; Michigan Municipal Bond Fund, 4.00%; and Limited Term Tax-Free Fund, 3.61%.


THE MUNICIPAL FUNDS

         The Investment Shares and the Institutional Shares of the Municipal Funds may also advertise "tax equivalent yield." Tax equivalent yield is, in general, the yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended December 31, 1997, the tax equivalent yields, assuming a 39.6% tax rate for the Investment Shares of the Municipal Funds were as follows: Tax-Free Income Fund, 6.08%; Intermediate Tax-Free Fund, 5.78%; Michigan Municipal Bond Fund, 6.37%; Limited Term Tax-Free Fund, 5.73%; and Michigan Municipal Money Market Fund, 5.56%. For the same period, the yields on the Institutional Shares of the Municipal Funds were as follows: Tax-Free Income Fund, 6.49%; Intermediate Tax-Free Fund, 6.19%; Michigan Municipal Bond Fund, 6.62%; Limited Term Tax-Free Fund, 5.98%; and Michigan Municipal Money Market Fund, 5.56%.

                             ADVERTISING INFORMATION

         The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, "Materials") a total return figure that more accurately compares a Fund's performance with other measures of investment return than the total return calculated as described above. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

         The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

         In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                              FINANCIAL STATEMENTS

         The Financial Statements included in the Funds' December 31, 1997 Annual Report to Shareholders are incorporated by reference into this SAI. No other part of the Annual Reports are incorporated herein. Copies of the Financial Statements may be obtained without charge by contacting The Kent Funds at P.O. Box 182201, Columbus, Ohio 43218-2201 or at 1-800-633-KENT (5368).

                             ADDITIONAL INFORMATION


         Set forth below are the record owners or, to the Trust's knowledge, the beneficial owners of 5% or more of the outstanding Investment and Institutional Shares of the Funds as of October 7, 1998.

NAME AND ADDRESS                                 FUND                        CLASS                  PERCENTAGE OF
                                                                                                      OWNERSHIP
Trent & Co.                             The Kent Money Market                Institutional               93%
Cash Account                            Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Old Kent Bank                           The Kent Government                  Institutional               94%
Attn: Funds Management                  Money Market Fund
111 Lyon St., N.W.
Grand Rapids, MI  49503

Trent & Co.                             The Kent Government                  Institutional               6%
Cash Account                            Money Market Fund
ATTN: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Michigan                    Institutional               95%
Attn: Kent Fund Trader                  Municipal Money Market
4420 44th St., Suite A                  Fund
Kentwood, MI   49512

Trent & Co.                             The Kent Short Term                  Institutional               40%
Cash Account                            Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Short Term                  Institutional               57%
Reinvestment Account                    Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Intermediate                Institutional               45%
Cash Account                            Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Intermediate                Institutional               51%
Reinvestment Account                    Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Intermediate                Institutional               98%
Cash Account                            Tax-Free Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Michigan                    Institutional               99%
Cash Account                            Municipal Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Growth and                  Institutional               39%
Reinvestment Account                    Income Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Growth and                  Institutional               54%
Cash Account                            Income Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Small Company               Institutional               46%
Reinvestment Account                    Growth Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Small Company               Institutional               48%
Cash Account                            Growth Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent International               Institutional               42%
Reinvestment Account                    Growth Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent International               Institutional               53%
Cash Account                            Growth Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Corelink Financial, Inc.                The Kent Index Equity                Institutional               11%
P.O. Box 4054                           Fund
Concord, CA 94524

Trent & Co.                             The Kent Index Equity                Institutional               19%
Cash Account                            Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Index Equity                Institutional               69%
Reinvestment Account                    Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Limited Term                Institutional               99%
Cash Account                            Tax-Free Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Tax-Free                    Institutional               98%
Cash Account                            Income Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Income Fund                 Institutional               19%
Reinvestment Account
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Trent & Co.                             The Kent Income Fund                 Institutional               76%
Cash Account
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

BHC Securities Inc.                     The Kent Money                       Investment                  39%
Trade House Account                     Market Fund
ATTN:  Mutual Fund Department
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103

Fifth Third Bank, Custodian             The Kent Money                       Investment                  17%
V. Donna Berg                           Market Fund
Rollover IRA
403 Midlakes Boulevard
Plainwell, MI  49080

SEI Trust Company                       The Kent Money                       Investment                  6%


Reinvest Account                        Market Fund
Kent Moneywise
One Freedom Valley Drive
Oaks, PA  19456

BHC Securities Inc.                     The Kent Money                       Investment                  17%
and Twelve Hundred                      Market Fund
and One Commerce Square
ATTN:  Cash Sweeps Department
2005 Market Street
Philadelphia, PA  19103

Daniel P. Kreuz                         The Kent Government                  Investment                  48%
6685 Double Eagle Dr., Apt. 212         Money Market Fund
Woodridge, IL 60517-5417

Fifth Third Bank, Custodian             The Kent Government                  Investment                  27%
Mary E. Jones                           Money Market Fund
IRA
125 Walnut
Schoolcroft, MI 49087

Andrew Creasor                          The Kent Michigan                    Investment                  8%
3403 Greenwood Lane                     Municipal Money
St Charles, IL   60174                  Market Fund

BHC Securities Inc.                     The Kent Michigan                    Investment                  54%
And Twelve Hundred                      Municipal Money
And One Commerce Square                 Market Fund
Attn: Cash Sweeps Dept.
2005 Market St.
Philadelphia, PA   19103

Thomas H. Elsey                         The Kent Michigan                    Investment                  6%
Thomas H. Elsey Trust                   Municipal Money
6832 Cheddar Vly.                       Market Fund
Brighton, MI 48116



SEI Trust Company                       The Kent Michigan                    Investment                  14%
Reinvestment Account                    Municipal Money
Kent Moneywise                          Market Fund
One Freedom Valley Drive
Oaks, PA 19456

Rebecca A. Cook                         The Kent Michigan                    Investment                  7%
5698 Mountain Road                      Municipal Money
Brighton, MI 48116                      Market Fund

BHC Securities Inc.                     The Kent Short Term                  Investment                  72%
Trade House Account                     Bond Fund
Attn  Mutual Funds Dept.
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA   19103

SEI Trust Company                       The Kent Intermediate                Investment                  36%
Reinvestment Account                    Bond Fund
Kent Moneywise
One Freedom Valley Drive
Oaks, PA  19456

BHC Securities, Inc.                    The Kent Intermediate                Investment                  17%
Trade House Acct.                       Bond Fund
Attn: Mutual Fund Dept.
One Commerce Square
2005 Market Street
Philadelphia, PA  19103

Northern Trust Co.                      The Kent Intermediate                Investment                  7%
FBO Richard U. Light                    Tax-Free Fund
Irrev. S. Tr.
U/A D 062140
P.O. Box 92956
Chicago, IL   60675

Northern Trust Co.                      The Kent Intermediate                Investment                  11%
FBO Christopher U. Light                Tax-Free Fund
Rev. Tr.
DTD 010976
P.O. Box 92956
Chicago, IL   60675

BHC Securities                          The Kent Intermediate                Investment                  16%
Trade House Account                     Tax-Free Fund
ATTN:  Mutual Fund Department
One Commerce Square
2005 Market Street
Philadelphia, PA  19103


SEI Trust Company                       The Kent Intermediate                Investment                  22%
Reinvest Account                        Tax-Free Fund
Kent Moneywise

One Freedom Valley Drive
Oaks, PA  19456

Trent & Co.                             The Kent Michigan                    Investment                  6%
Reinvest                                Municipal Bond Fund
Attn: Kent Fund Trader
4420 44th St., Suite A
Kentwood, MI   49512

Northern Trust Co.                      The Kent Michigan                    Investment                  11%
FBO Richard U. Light                    Municipal Bond Fund
Irrev. S. Tr.
U/A D 062140
P.O. Box 92956
Chicago, IL   60675

Northern Trust Co.                      The Kent Michigan                    Investment                  16%
FBO Christopher U. Light                Municipal Bond Fund
Rev. Tr.
DTD 010976
P.O. Box 92956
Chicago, IL   60675

BHC Securities Inc.                     The Kent Michigan                    Investment                  39%
Trade House Account                     Municipal Bond Fund
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA  19103

SEI Trust Company                       The Kent Michigan                    Investment                  6%
Reinvest Account                        Municipal Bond
Kent Moneywise                          Fund
One Freedom Valley Drive
Oaks, PA 19456

BHC Securities Inc.                     The Kent Growth and                  Investment                  45%
Trade House Account                     Income Fund
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103



SEI Trust Company                       The Kent Growth and                  Investment                  10%
Reinvest Account                        Income Fund
Kent Moneywise
One Freedom Valley Drive
Oaks, PA 19456

BHC Securities Inc.                     The Kent Small Company               Investment                  26%
Trade House Account                     Growth Fund
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103

SEI Trust Company                       The Kent Small Company               Investment                  15%
Reinvest Account                        Growth Fund
Kent Moneywise
One Freedom Valley Drive
Oaks, PA 19456

SEI Trust Company                       The Kent International               Investment                  21%
Reinvest Account                        Growth Fund
Kent Moneywise
One Freedom Valley Drive
Oaks, PA  19456

BHC Securities Inc.                     The Kent International               Investment                  23%
Trade House Account                     Growth Fund
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103

BHC Securities Inc.                     The Kent Index                       Investment                  56%
Trade House Account                     Equity Fund
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103

Rose M Black                            The Kent Limited Term                Investment                  11%
Rose M Black Trust                      Tax-Free Fund
Dtd. 06/14/1995
1208 Baker St.
Kalamazoo, MI   49001

BHC Securities Inc.                     The Kent Limited Term                Investment                  85%
Trade House Account                     Tax-Free Fund
Attn: Mutual Fund Dept.
One Commerce Square
2005 Market Street, Suite 1200
Philadelphia, PA  19103

SEI Trust Company                       The Kent Tax-Free                    Investment                  25%
Reinvest Account                        Income Fund
Kent Moneywise
One Freedom Valley Drive
Oaks, PA  19456

BHC Securities Inc.                     The Kent Tax-Free                    Investment                  40%
Trade House Account                     Income Fund
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103

FOTRU Co.                               The Kent Tax-Free                    Investment                  6%
FBO Evelyn G. Varner Trust              Income Fund
P.O. Box 1828
Grand Rapids, MI 49501-1828

BHC Securities Inc.                     The Kent Income Fund                 Investment                  47%
Trade House Account
Attn: Mutual Fund Department
One Commerce Square
2005 Market St., Suite 1200
Philadelphia, PA   19103

SEI Trust Company                       The Kent Income Fund                 Investment                  28%
Reinvest Account
Kent Moneywise
One Freedom Valley Drive
Oaks, PA  19456




         Except as otherwise stated in the Trust's prospectuses, this SAI or required by law, the Trust reserves the right to change the terms of the offers stated in its prospectus or this SAI without shareholder approval, including the right to impose or change certain fees for services provided.

                                   APPENDIX A
                            DESCRIPTION OF SECURITIES

COMMERCIAL PAPER RATINGS

                  A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

                  "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by S&P for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

                  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                  "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

                  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

                  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

                  The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

                  "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

                  "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

                  "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

                  "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

                  To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

                  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

                  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

                  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

                  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

                  "D" - This designation indicates that the long-term debt is in default.

                  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

                  A S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P Ratings Group for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

                  "SG" - This designation denotes speculative quality and lack of margins of protection.

                  Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

                      THE KENT MICHIGAN MUNICIPAL BOND FUND
                  THE KENT MICHIGAN MUNICIPAL MONEY MARKET FUND

SPECIAL INVESTMENT CONSIDERATIONS RELATING
TO INVESTING IN MICHIGAN MUNICIPAL OBLIGATIONS

         The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from the Governor's Executive Budget for fiscal year 1998-99 issued February 12, 1998, and from other sources available as of the date of this Statement of Additional Information. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

1997 ECONOMIC REVIEW AND 1998 ECONOMIC OUTLOOK

         The State's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. However it has been undergoing certain basic changes in its underlying structure and these changes continued in 1997. These changes reflect a diversifying economy which is less reliant on the automobile industry. As a result, the State anticipates that its economy in the future will be somewhat less susceptible to cyclical swings and somewhat more resilient when national downturns occur.

         Total wage and salary employment is estimated to have grown by 1.5% in 1997. The rate of unemployment is estimated to have been 4.1% in 1997, below the national average for the fourth consecutive year. Personal income grew at an estimated 4.7% annual rate in 1997, up from 4.2% in 1996.

1997-98 STATE OF MICHIGAN BUDGET AND PRIOR RESULTS

         During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's counter-cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1997 is estimated to have been in excess of $1.1 billion.

         The State budget for the 1997-98 fiscal year, which began October 1, 1997, has been accepted by the Legislature. This budget projects State General Fund/General Purpose revenues of approximately $8.6 billion, an increase of approximately 4.2% from the prior year. Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether the Asian financial crisis will adversely affect Michigan's economy, particularly automobile production, whether there will be adequate funds available to address the State's need for more correctional facilities, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

STATE CONSTITUTIONAL PROVISIONS AFFECTING REVENUES AND EXPENDITURES

         The State Constitution provides that proposed expenditures and revenues of any State operating fund must be in balance and that any prior year's surplus or deficit must be included in the succeeding year's budget for that fund.

         The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

         If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

         The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the results of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

         The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

STATE AND STATE-RELATED INDEBTEDNESS

         The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

         Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

         The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the Superintendent of Public Instruction, who certifies the amounts necessary for loans to school districts for the ensuing two calendar years. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

         There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

GENERAL OBLIGATION BONDS AND NOTES AND SCHOOL BOND LOAN FUND

         The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1997, the State had approximately $677 million of general obligations bonds outstanding.

         The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligations bonds issued by local school districts.

         As of February 12, 1998, the ratings on State of Michigan general obligation bonds were "Aa" by Moody's, "AA+" by S&P and "AA" by Fitch Investors Services. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

LITIGATION

         The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. As of early 1997, these lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of early 1998.

PROPERTY TAX AND SCHOOL FINANCE REFORM

         The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

         On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

         Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

                                   APPENDIX C

         As stated in the Prospectus, certain of the Funds may enter into futures contracts and options. Such transactions are described in this Appendix.

I. Interest Rate Futures Contracts
   -------------------------------

         USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes. This would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

         DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Funds will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may trade in any interest rate futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II. Index Futures Contracts
    -----------------------

         A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included.

         A Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies
     ---------------------------------------

         A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV. Margin Payments
    ---------------

         Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, Lyon Street may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V. Risks of Transactions in Futures Contracts
   ------------------------------------------

         There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the future moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Lyon Street. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Lyon Street. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         Successful use of futures by a Fund is also subject to Lyon Street's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may also have to sell securities at a time when it may be disadvantageous to do so.

VI. Options on Futures Contracts
    ----------------------------

         A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options

(plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters
     -------------

         Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.

                                 THE KENT FUNDS

                                     PART C

                                OTHER INFORMATION


ITEM 23. EXHIBITS

(a) Registrant's Restatement of Declaration of Trust was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(1) and is incorporated by reference herein.

(b) Registrant's Amended and Restated By-Laws were filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(2) and are incorporated by reference herein.

(c) See Articles III, V and VIII of Registrant's Restatement of Declaration of Trust and Article II of Registrant's Amended and Restated By-Laws.

(d) The First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company (now known as Old Kent
         Bank) was filed with Registrant's Post-Effective Amendment No. 24 as
         Exhibit 24(b)(5)(a) and is incorporated by reference herein.

         Amended Schedule A to the First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(b) and is incorporated by reference herein.

         The notice to Old Kent Bank pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(c) and is incorporated by reference herein.

         Assumption Agreement between Old Kent Bank and Lyon Street Asset Management Co. dated March 2, 1998 was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(5)(d) and is incorporated by reference herein.

         The notice to Lyon Street Asset Management Co. pursuant to the Investment Advisory Agreement between Registrant and Old Kent Bank (which has been assumed by Lyon Street Asset Management Co.) relating to The Kent Growth Fund is filed herewith as Exhibit 24(d)(1).

(e) The Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership dated August 5, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(6)(a) and is incorporated by reference herein.


         The notice to BISYS Fund Services Limited Partnership pursuant to the Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(6)(b) and is incorporated by reference herein.


         The notice to BISYS Fund Services Limited Partnership pursuant to the Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Growth Fund is filed herewith as Exhibit 24(e)(1).

(f) The Kent Funds Deferred Compensation Plan and form of Deferred Compensation Agreement relating to the Deferred Compensation Plan were filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(7) and are incorporated by reference herein.

(g) The Custody Agreement between Registrant and Bankers Trust Company was filed with Registrant's Post-Effective Amendment No. 18 as Exhibit 24(b)(8) and is incorporated by reference herein.

(h)(1) The Administration Agreement between Registrant and BISYS Fund Services Limited Partnership dated August 5, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(a) and is incorporated by reference herein.


         The notice to BISYS Fund Services Limited Partnership pursuant to the Administration Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(9)(a)(i) and is incorporated by reference herein.


         The notice to BISYS Fund Services Limited Partnership pursuant to the Administration Agreement between Registrant and BISYS Fund Services Limited Partnership relating to The Kent Growth Fund is filed herewith as Exhibit 24(h)(1)(a).

(h)(2) The Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. dated August 5, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(b) and is incorporated by reference herein.


         The notice to BISYS Fund Services, Inc. pursuant to the Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(9)(b)(i) and is incorporated by reference herein.

         The notice to BISYS Fund Services, Inc. pursuant to the Fund Accounting Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Growth Fund is filed herewith as Exhibit 24(h)(2)(a).

(h)(3) The Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. dated October 7, 1996 was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(9)(c) and is incorporated by reference herein.


         The notice to BISYS Fund Services, Inc. pursuant to the Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Government Money Market Fund was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(9)(c)(i) and is incorporated by reference herein.


         The notice to BISYS Fund Services, Inc. pursuant to the Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. relating to The Kent Growth Fund is filed herewith as Exhibit 24(h)(3)(a).

(i) Opinion and Consent of Counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable was filed with Registrant's Post-Effective Amendment No. 24 as Exhibit 24(b)(10) and is incorporated by reference herein.

(j)(1)   Consent of KPMG Peat Marwick LLP is filed herewith as Exhibit 24(j)(1).

(j)(2) Consent of Drinker Biddle & Reath LLP is filed herewith as Exhibit 24(j)(2).

(k)      Not applicable.

(l) The subscription agreement was filed with Registrant's Registration Statement as Exhibit 24(b)(13) and is incorporated by reference herein.

(m) Registrant's Amended and Restated Master Distribution Plan for Investment Shares and related form of agreement were filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(15)(a) and Exhibit 24(b)(15)(b), respectively, and are incorporated by reference herein.

(n) Financial Data Schedules for each series of Registrant are filed herewith as Exhibit 24(n).

(o) Registrant's Rule 18f-3 Plan was filed with Registrant's Post-Effective Amendment No. 23 as Exhibit 24(b)(18) and is incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Old Kent Bank, the parent company of Registrant's investment adviser, currently has the right to vote a majority of the Registrant's outstanding shares on behalf of its fiduciary and other customers and may, therefore, be deemed to be a controlling person of the Registrant. Consequently, the Registrant may be deemed to be under the common control of Old Kent Bank with any person controlled by Old Kent Bank.

ITEM 25. INDEMNIFICATION


         See Article VIII of Section 3 of Registrant's Restatement of Declaration of Trust which is filed herewith as Exhibit 24(b)(1). See Section
1.12 of the Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership which was filed with Registrant's Post-Effective Amendment No. 21 as Exhibit 24(b)(6)(a) and is incorporated by reference herein.



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         Information as to any other business, profession, vocation or employment of a substantial nature in which each director and officer of Lyon Street Asset Management Company is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated by reference to Schedules A and D of Lyon Street Asset Management Company's Form ADV (File No. 801-55015) filed on March 2, 1998.



ITEM 27. PRINCIPAL UNDERWRITERS


         (a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of:


                               Alpine Equity Trust
                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                            ESC Strategic Funds, Inc.
                                The Eureka Funds
                              Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                         The Infinity Mutual Funds, Inc.
                               INTRUST Funds Trust
                                   Magna Funds
                             Meyers Investment Trust
                             MMA Praxis Mutual Funds

                                 M.S.D&T. Funds
                              Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                  Pegasus Funds
                 Puget Sound Alternative Investment Series Trust
                              Republic Funds Trust
                        The Republic Advisors Funds Trust
                           The Riverfront Funds, Inc.
                     SBSF Funds, Inc. d/b/a Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                             Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.


         (b) Partners of BISYS Fund Services Limited Partnership are as follows:

Name and Principal                  Positions and Offices              Positions and Offices
BUSINESS ADDRESSES                  WITH BISYS FUND SERVICES           WITH REGISTRANT

BISYS Fund Services, Inc.           Sole General Partner               None
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation           Sole Limited Partner               None
3435 Stelzer Road
Columbus, Ohio 43219

         (c)       Not Applicable.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


         Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder is maintained by BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219, except for Registrant's minute books, which are maintained by Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107.



ITEM 29. MANAGEMENT SERVICES


         Not applicable.

ITEM 30. UNDERTAKINGS


         Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest Annual Report to shareholders, upon request and without charge.

         Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees of Registrant when requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with any such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, in the State of Ohio, on the 21st day of October, 1998.


                                 THE KENT FUNDS

                                 By:*/ James F. Duca, II
                                    ----------------------
                                     James F. Duca, II
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                                  TITLE                                       DATE

*/ JAMES F. DUCA, II                        President                                   October 21, 1998
-------------------------------
James F. Duca, II

*/ MARTIN R. DEAN                           Treasurer (Principal Accounting             October 21, 1998
-------------------------------
Martin R. Dean                              and Financial Officer)

*/ WALTER B. GRIMM                          Chairman and Trustee                        October 21, 1998
-------------------------------
Walter B. Grimm

*/ JOSEPH F. DAMORE                         Trustee                                     October 21, 1998
-------------------------------
Joseph F. Damore

*/ JAMES F. RAINEY                          Trustee                                     October 21, 1998
-------------------------------
James F. Rainey

*/ MICHELLE VAN DYKE                        Trustee                                     October 21, 1998
-------------------------------
Michelle Van Dyke

*/ RONALD F. VANSTEELAND                    Trustee                                     October 21, 1998
-------------------------------
Ronald F. VanSteeland


         *By:      /s/ Robert L. Tuch
                   -----------------------
                   Robert L. Tuch
                   Attorney-in-Fact

* Robert L. Tuch, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees and Officers of Registrant pursuant to powers of attorney duly executed by such persons.

                            CERTIFICATE OF SECRETARY

                  The following resolution was duly adopted by the Board of Trustees of The Kent Funds on August 20, 1998, and remains in full force and effect as of the date hereof:


                  RESOLVED, that the Trustees and officers of the Trust, who may be required to execute any amendments to the Trust's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Robert L. Tuch, and either of them, their true and lawful attorneys to execute in their name, place and stead, in their capacity as Trustee or officer, or both, of the Trust any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and either of said attorneys shall have full power and authority to do in the name and on behalf of said Trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as full and to intents and purposes, as each of said Trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

         IN WITNESS WHEREOF, I have hereunto signed my name.





DATED:  October 21, 1998                    By: /s/ Robert L. Tuch
                                                ------------------
                                                Robert L. Tuch
                                                Secretary

                                 THE KENT FUNDS

                                POWER OF ATTORNEY


         I, James F. Duca, II, hereby appoint W. Bruce McConnel, III and Robert
L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.




                                               /s/  James F. Duca, II
                                               -----------------------
                                               James F. Duca, II


Date:  April 17, 1998

                                 THE KENT FUNDS

                                POWER OF ATTORNEY


         I, Martin R. Dean, hereby appoint W. Bruce McConnel, III and Robert L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.




                                                     /s/ Martin R. Dean
                                                     --------------------
                                                     Martin R. Dean


Date:  April 30, 1998

                                 THE KENT FUNDS

                                POWER OF ATTORNEY




         I, Walter B. Grimm, hereby appoint W. Bruce McConnel, III and Robert L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.




                                                     /s/ Walter B. Grimm
                                                     ---------------------
                                                     Walter B. Grimm


Date:  April 30, 1998

                                 THE KENT FUNDS

                                POWER OF ATTORNEY




         I, Joseph F. Damore, hereby appoint W. Bruce McConnel, III and Robert
L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.




                                                     /s/ Joseph F. Damore
                                                     ---------------------
                                                     Joseph F. Damore


Date:  April 29, 1998

                                 THE KENT FUNDS

                                POWER OF ATTORNEY




         I, James F. Rainey, hereby appoint W. Bruce McConnel, III and Robert L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.




                                                     /s/ James F. Rainey
                                                     --------------------
                                                     James F. Rainey


Date:  April 29, 1998

                                 THE KENT FUNDS

                                POWER OF ATTORNEY




         I, Michelle Van Dyke, hereby appoint W. Bruce McConnel, III and Robert
L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.




                                                     /s/ Michelle Van Dyke
                                                     ------------------------
                                                     Michelle Van Dyke


Date:  October 16, 1998

                                 THE KENT FUNDS


                                POWER OF ATTORNEY




         I, Ronald F. VanSteeland, hereby appoint W. Bruce McConnel, III and Robert L. Tuch, and either of them, my true and lawful attorneys and agents, with power of substitution and resubstitution, to perform any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The Kent Funds, a Massachusetts business trust (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.




                                                     /s/ Ronald F. VanSteeland
                                                     --------------------------
                                                     Ronald F. VanSteeland


Date:  April 27, 1998

                                    EXHIBITS

Exhibit 24(d)(1)                                  Notice to Lyon Street Asset Management Co.

Exhibit 24(e)(1)                                  Notice to BISYS Fund Services Limited Partnership with respect to Distribution Agreement.

Exhibit 24(h)(1)(a)                               Notice to BISYS Fund Services Limited Partnership with respect to Administration Agreement.

Exhibit 24(h)(2)(a)                               Notice to BISYS Fund Services, Inc. with respect to Fund
                                                  Accounting Agreement.

Exhibit 24(h)(3)(a)                               Notice to BISYS Fund Services, Inc. with respect to Transfer
                                                  Agency Agreement.

Exhibit 24(j)(1)                                  Consent of KPMG Peat Marwick LLP.

Exhibit 24(j)(2)                                  Consent of Drinker Biddle & Reath LLP.

Exhibit 24(n)                                     Financial Data Schedules.